                      BERGER INSTITUTIONAL PRODUCTS TRUST

                                     ANNUAL
                                     REPORT

                               December 31, 1999

                              Berger IPT-100 Fund

                       Berger IPT-Growth and Income Fund

                      Berger IPT-Small Company Growth Fund

                       Berger/BIAM IPT-International Fund


This report reflects the financial position of each Fund at December 31, 1999 and the results of operations and changes in their net assets for the periods indicated.

                                                                        Contents

                  Berger IPT Funds

        (2)       Berger IPT-100 Fund

        (6)       Berger IPT-Growth and Income Fund

        (10)      Berger IPT-Small Company Growth Fund

        (14)      Berger/BIAM IPT-International Fund

        (19)      Statements of Assets and Liabilities

        (20)      Statements of Operations

        (21)      Statements of Changes in Net Assets

        (23)      Financial Highlights

        (25)      Notes to Financial Statements

        (29)      Report of Independent Accountants



[BERGER FUNDS LOGO]

BERGER IPT-       Berger Funds December 31, 1999 Annual Report                 2
100 FUND

                                   John B. Jares and
Portfolio Manager Commentary       Tino R. Sellitto(1)


PERFORMANCE

The Berger IPT-100 Fund (the "Fund") had a solid total return of 49.13%(2) for the year ended December 31, 1999, which significantly outpaced the 21.03% return for the Standard & Poor's (S&P) 500 Index.(3)

It was a roller coaster year for the stock market. Starting in mid-January the market narrowed, and the very largest- cap companies dominated performance. The market was mixed during the quarter ended June 30, largely as a result of growing concern about rising interest rates and hints of potential inflation. Again in the third calendar quarter the market grew nervous about interest rates and seemed to lack direction. Most sectors and market indices were down. But in the fourth quarter, the market shrugged off a moderate increase in interest rates and fears about year 2000 spending freezes. On the strength of a rebound in the global economy, many equity markets around the world closed the year with strong gains. Overall, worldwide economic growth is on the upswing, and corporate profits are picking up in most non-U.S. companies.

YEAR IN REVIEW

Our Fund's performance was helped by strong upward moves in many of its large holdings, especially by those in technology, which is our largest sector. This sector includes telecommunications, Internet, computer software and semiconductor manufacturing companies. Technology has handily beaten all other sectors for the year and had the best overall performance of any sector at the end of the year. Several of our technology holdings turned in strong gains for the year, including Microsoft, Intel, Texas Instruments and Xilinx. And, in the telecommunications industry, our strong performers included Qwest Communications, NTT Mobile Communications Network, Inc., and Colt Telecom Group. We continue to believe in the long-term prospects for technology because of the vital role that it plays in the operations of businesses around the world.

Companies in our consumer sector finished 1999 strongly. Sony's performance was aided by increased profits in its video and music sales. Costco benefited from increased profits over the holiday season. Two other consumer-related stocks in our portfolio, Royal Caribbean Cruises and Best Buy, delivered strong gains over the year.

Among other Fund sectors, healthcare stocks turned in mixed results for the year. We had solid performance from Genentech, a large biomedical company with a strong product pipeline. But American Home Products suffered as major pharmaceutical stocks came under pressure from fears of drug price cuts for Medicare patients.

Most stocks in the financial sector underperformed primarily because of the market's concerns about rising interest rates and year 2000 issues. Among our financial stocks, leading online broker Charles Schwab was hit hard. We believe that the long-term prospects for Schwab are positive, however, and we look for this company to excel in 2000. With financial holdings reduced to just 3% of total Fund assets, we are now underweighted in this sector.

LOOKING AHEAD

The Fund is well-positioned for the growth opportunities that we see for 2000 and 2001. Our continued focus on careful stock selection to identify the best large-cap, fast- growing companies should provide a solid base to build on in 2000. We expect that rising interest rates could create market volatility in the near term. We anticipate that technology stocks overall will continue their market leadership, as well as individual stocks in sectors such as consumer staples and energy.

Effective January 31, 2000, the Berger IPT-100 Fund has been renamed the Berger IPT-Growth Fund. We feel the name change is a more accurate reflection of the Fund's objective and style.


(1) Effective January 3, 2000, Berger LLC Vice President Tino R. Sellitto has been appointed sole investment manager of the Berger IPT-100 Fund. Previously, Mr. Sellitto co-managed the Fund with John B. Jares but has now assumed sole management of the Fund, including the portion previously managed by Mr. Jares.

(2) Performance figures are based on historical results and are not intended to be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(3) The S&P 500 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. It is a generally recognized indicator used to measure overall performance of the U.S. stock market. One cannot invest directly in an index.

3                 Berger Funds December 31, 1999 Annual Report       BERGER IPT-
                                                                       100 FUND

Performance Overview

COMPARISON OF CHANGE IN THE VALUE OF BERGER IPT-100 FUND VS.
S&P 500 INDEX AND COST OF LIVING INDEX


                            ----------
                            S&P 500
                            Index
                            $ 23,848
       [CHART]              **********
                            Berger IPT-
                            100 Fund
                            $ 20,499


                            ----------
                            Cost of
                            Living Index
                            $ 10,768


BERGER IPT-100 FUND(*)
AVERAGE ANNUAL TOTAL RETURN

As of December 31, 1999
-----------------------------------------
1 Year                             49.13%
-----------------------------------------
Since Inception (5/1/96)           21.60%
-----------------------------------------

(*) Performance figures are historical and do not represent future results. Investment returns and principal value will vary, and you may have a loss when you sell shares


SCHEDULE OF INVESTMENTS


                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
SHARES                                                                    VALUE
--------------------------------------------------------------------------------
COMMON STOCK (96.27%)
--------------------------------------------------------------------------------
BANKS - MONEY CENTER (0.41%)
         550     Bank of America Corp.                                $  27,603
--------------------------------------------------------------------------------

BEVERAGE - SOFT DRINKS (1.22%)
         595     Coca-Cola Co.                                           34,658
--------------------------------------------------------------------------------
       1,328     Pepsico, Inc.                                           46,812
--------------------------------------------------------------------------------
                                                                         81,470
--------------------------------------------------------------------------------

BUILDING PRODUCTS - WOOD (0.32%)
         456     Willamette Industries                                   21,175
--------------------------------------------------------------------------------

COMPUTER - LOCAL NETWORKS (3.30%)
       1,768     Cisco Systems, Inc.*                                   189,397
--------------------------------------------------------------------------------
         340     Finisar Corp.*                                          30,557
--------------------------------------------------------------------------------
                                                                        219,954

COMPUTER - MANUFACTURERS (1.10%)
         352     Apple Computer, Inc.*                                   36,190
--------------------------------------------------------------------------------
         476     Sun Microsystems, Inc.*                                 36,860
--------------------------------------------------------------------------------
                                                                         73,050
--------------------------------------------------------------------------------

COMPUTER - MEMORY DEVICES (1.05%)
         638     EMC Corp.*                                              69,701
--------------------------------------------------------------------------------

                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
SHARES                                                                    VALUE
--------------------------------------------------------------------------------
COMMON STOCK (96.27%) - CONTINUED
--------------------------------------------------------------------------------
COMPUTER SOFTWARE - DESKTOP (5.75%)
         950     Gemstar International Group, Ltd.*                   $  67,687
--------------------------------------------------------------------------------
       2,703     Microsoft Corp.*                                       315,575
--------------------------------------------------------------------------------
                                                                        383,262
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - ENTERPRISE (3.50%)
         813     J.D. Edwards & Co.*                                     24,288
--------------------------------------------------------------------------------
         509     Oracle Corp.*                                           57,039
--------------------------------------------------------------------------------
          91     Oracle Corp. Japan*                                     42,269
--------------------------------------------------------------------------------
         750     SAP AG - Sponsored ADR                                  39,046
--------------------------------------------------------------------------------
         494     VERITAS Software Corp.*                                 70,703
--------------------------------------------------------------------------------
                                                                        233,345
--------------------------------------------------------------------------------

ELECTRICAL - MILITARY SYSTEMS (0.96%)
         664     General Motors Corp. - Class H*                         63,744
--------------------------------------------------------------------------------

ELECTRONIC - MISCELLANEOUS COMPONENTS (0.71%)
         692     RF Micro Devices, Inc.*                                 47,358
--------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR EQUIPMENT (6.63%)
         893     Applied Materials, Inc.*                               113,131
--------------------------------------------------------------------------------
         477     ASM Lithography Holding NV*                             54,258
--------------------------------------------------------------------------------
         682     KLA-Tencor Corp.*                                       75,957
--------------------------------------------------------------------------------
         824     Lam Research Corp.*                                     91,927
--------------------------------------------------------------------------------
         429     STMicroelectronics NV                                   64,966
--------------------------------------------------------------------------------
         618     Teradyne, Inc.*                                         40,788
--------------------------------------------------------------------------------
                                                                        441,027
--------------------------------------------------------------------------------

BERGER IPT-          Berger Funds  December 31, 1999  Annual Report            4
100 FUND


SCHEDULE OF INVESTMENTS


                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
SHARES                                                                    VALUE
--------------------------------------------------------------------------------
COMMON STOCK (96.27%) - CONTINUED
--------------------------------------------------------------------------------
ELECTRONIC - SEMICONDUCTOR MANUFACTURING (7.86%)
         710     Altera Corp.*                                        $  35,189
--------------------------------------------------------------------------------
         316     Applied Micro Circuits Corp.*                           40,211
--------------------------------------------------------------------------------
         997     Intel Corp.                                             82,065
--------------------------------------------------------------------------------
       1,046     LSI Logic Corp.*                                        70,605
--------------------------------------------------------------------------------
       1,282     Maxim Integrated Products, Inc.*                        60,494
--------------------------------------------------------------------------------
         281     SDL Corp.*                                              61,258
--------------------------------------------------------------------------------
         652     Texas Instruments Inc.                                  63,162
--------------------------------------------------------------------------------
       2,422     Xilinx, Inc.*                                          110,125
--------------------------------------------------------------------------------
                                                                        523,109
--------------------------------------------------------------------------------

FINANCIAL SERVICES - INVESTMENT BANKERS (0.93%)
       1,623     Schwab (Charles) Corp.                                  62,282
--------------------------------------------------------------------------------

FINANCE - MORTGAGE & RELATED SERVICES (0.35%)
         375     Fannie Mae                                              23,414
--------------------------------------------------------------------------------

HOUSEHOLD - AUDIO/VIDEO (1.67%)
         390     Sony Corp. ADR                                         111,052
--------------------------------------------------------------------------------

INSURANCE - PROPERTY/CASUALTY/TITLE (0.85%)
         524     American International Group, Inc.                      56,657
--------------------------------------------------------------------------------

INTERNET - E*COMMERCE (0.42%)
       1,718     TD Waterhouse Group Inc.*                               28,239
--------------------------------------------------------------------------------

INTERNET - ISP/CONTENT (6.27%)
         159     Akamai Technologies, Inc.*                              52,092
--------------------------------------------------------------------------------
       2,410     America Online, Inc.*                                  181,843
--------------------------------------------------------------------------------
         251     Internet Initiative Japan Inc. ADR*                     24,394
--------------------------------------------------------------------------------
         369     Yahoo, Inc.*                                           159,661
--------------------------------------------------------------------------------
                                                                        417,990
--------------------------------------------------------------------------------

INTERNET - NETWORK SECURITY/SOLUTIONS (2.45%)
          87     Juniper Networks, Inc.*                                 29,580
--------------------------------------------------------------------------------
         700     VeriSign, Inc.*                                        133,656
--------------------------------------------------------------------------------
                                                                        163,236
--------------------------------------------------------------------------------

INTERNET - SOFTWARE (1.05%)
         230     Agile Software Corp.*                                   49,963
--------------------------------------------------------------------------------
         170     Phone.com, Inc.*                                        19,709
--------------------------------------------------------------------------------
                                                                         69,672
--------------------------------------------------------------------------------

LEISURE - PRODUCTS (1.12%)
       1,662     The Seagram Company Ltd.                                74,686
--------------------------------------------------------------------------------

LEISURE - SERVICES (1.94%)
         779     Carnival Corp.                                          37,245
--------------------------------------------------------------------------------
         882     Royal Caribbean Cruises Ltd.                            43,493
--------------------------------------------------------------------------------
       1,186     The Walt Disney Co.                                     34,690
--------------------------------------------------------------------------------
         820     World Wrestling Federation

                 Entertainment, Inc.*                                    14,145
--------------------------------------------------------------------------------
                                                                        129,573
--------------------------------------------------------------------------------

MEDIA - CABLE TV (2.70%)
       1,281     EchoStar Communications Corp. - Class A*               124,897
--------------------------------------------------------------------------------
         760     Time Warner, Inc.                                       55,052
--------------------------------------------------------------------------------
                                                                        179,949
--------------------------------------------------------------------------------

                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
SHARES                                                                    VALUE
--------------------------------------------------------------------------------
COMMON STOCK (96.27%) - CONTINUED
--------------------------------------------------------------------------------
MEDIA - RADIO/ TV (3.82%)
         742     AT&T Corp. - Liberty Media Group*                     $ 42,108
--------------------------------------------------------------------------------
       1,600     Clear Channel Communications, Inc.*                    142,800
--------------------------------------------------------------------------------
       1,924     Infinity Broadcasting Corp. - Class A*                  69,624
--------------------------------------------------------------------------------
                                                                        254,532
--------------------------------------------------------------------------------

MEDICAL - BIOMED/GENETICS (1.10%)
       1,220     Amgen, Inc.*                                            73,276
--------------------------------------------------------------------------------

MEDICAL - DRUG/DIVERSIFIED (1.92%)
       1,211     Bristol-Myers Squibb Co.                                77,731
--------------------------------------------------------------------------------
         617     Warner-Lambert Co.                                      50,555
--------------------------------------------------------------------------------
                                                                        128,286
--------------------------------------------------------------------------------

MEDICAL - ETHICAL DRUGS (1.36%)
       1,122     American Home Products Corp.                            44,248
--------------------------------------------------------------------------------
         701     Lilly (Eli) Co.                                         46,616
--------------------------------------------------------------------------------
                                                                         90,864
--------------------------------------------------------------------------------

MEDICAL - MEDICAL/DENTAL SERVICES (0.49%)
         482     Bausch & Lomb Inc.                                      32,986
--------------------------------------------------------------------------------

MEDICAL - PRODUCTS (1.38%)
       1,956     Guidant Corp.*                                          91,932
--------------------------------------------------------------------------------

MEDICAL - WHOLESALE DRUGS/SUNDRIES (3.78%)
       1,875     Genentech, Inc.*                                       252,187
--------------------------------------------------------------------------------

OIL & GAS - DRILLING (2.12%)
       2,996     Ensco International Inc.                                68,533
--------------------------------------------------------------------------------
       1,217     Nabors Industries*                                      37,650
--------------------------------------------------------------------------------
       1,034     Transocean Sedco Forex Inc.                             34,829
--------------------------------------------------------------------------------
                                                                        141,012
--------------------------------------------------------------------------------

OIL & GAS - FIELD SERVICES (0.78%)
         664     Halliburton Co.                                         26,726
--------------------------------------------------------------------------------
         448     Schlumberger Ltd.                                       25,200
--------------------------------------------------------------------------------
                                                                         51,926
--------------------------------------------------------------------------------

OIL & GAS - INTERNATIONAL INTEGRATED (0.42%)
         467     Royal Dutch Petroleum Co. - NY Shares                   28,224
--------------------------------------------------------------------------------

OIL & GAS - PRODUCTION/PIPELINE (0.40%)
         601     Enron Corp.                                             26,669
--------------------------------------------------------------------------------

OIL & GAS - U.S. INTEGRATED (0.50%)
       1,350     USX-Marathon Corp.                                      33,328
--------------------------------------------------------------------------------

PAPER & PAPER PRODUCTS (0.69%)
         819     International Paper Co.                                 46,222
--------------------------------------------------------------------------------

RETAIL - APPAREL/SHOE (0.45%)
         696     Intimate Brands, Inc.                                   30,015
--------------------------------------------------------------------------------

RETAIL - CONSUMER ELECTRONICS (0.96%)
         966     Best Buy Co., Inc.*                                     48,481
--------------------------------------------------------------------------------
         347     Circuit City Stores-Circuit City Group                  15,636
--------------------------------------------------------------------------------
                                                                         64,117
--------------------------------------------------------------------------------

5                 Berger Funds December 31, 1999 Annual Report       BERGER IPT-
                                                                       100 FUND


SCHEDULE OF INVESTMENTS


                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
SHARES                                                                    VALUE
--------------------------------------------------------------------------------
COMMON STOCK (96.27%) - CONTINUED
--------------------------------------------------------------------------------
RETAIL - DRUG STORES (0.17%)
         285     CVS Corp.                                             $  11,382
--------------------------------------------------------------------------------

RETAIL - MAJOR DISCOUNT CHAINS (1.87%)
         626     Costco Wholesale Corp.*                                  57,122
--------------------------------------------------------------------------------
         526     Dayton-Hudson Corp.                                      38,628
--------------------------------------------------------------------------------
          85     Freemarkets, Inc.*                                       29,011
--------------------------------------------------------------------------------
                                                                         124,761
--------------------------------------------------------------------------------

RETAIL - SUPER/MINI-MARKETS (1.35%)
       1,483     Safeway, Inc.*                                           52,739
--------------------------------------------------------------------------------
       1,982     The Kroger Co.*                                          37,410
--------------------------------------------------------------------------------
                                                                          90,149
--------------------------------------------------------------------------------

RETAIL/WHOLESALE COMPUTERS (0.70%)
         946     Tandy Corp.                                              46,531
--------------------------------------------------------------------------------

SOAP & CLEANING PREPARATIONS (0.89%)
         542     Proctor & Gamble Co.                                     59,382
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - CELLULAR (1.33%)
         622     VoiceStream Wireless Corp.*                              88,518
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - EQUIPMENT (11.57%)
         540     Corning, Inc.                                            69,626
--------------------------------------------------------------------------------
         420     JDS Uniphase Corp.*                                      67,751
--------------------------------------------------------------------------------
         535     Lucent Technologies, Inc.                                40,024
--------------------------------------------------------------------------------
         943     Motorola, Inc.                                          138,856
--------------------------------------------------------------------------------
         270     Next Level Communications, Inc.*                         20,216
--------------------------------------------------------------------------------
         940     Nokia Corp. ADR                                         178,600
--------------------------------------------------------------------------------
         768     QUALCOMM Inc.*                                          135,360
--------------------------------------------------------------------------------
         180     Redback Networks Inc.*                                   31,950
--------------------------------------------------------------------------------
         289     Sycamore Networks, Inc.*                                 89,012
--------------------------------------------------------------------------------
                                                                         771,395
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES (4.37%)
         352     AT&T Corp.                                               17,864
--------------------------------------------------------------------------------
         210     COLT Telecom Group PLC ADR*                              42,840
--------------------------------------------------------------------------------
       1,970     MCI Worldcom, Inc.*                                     104,506
--------------------------------------------------------------------------------
         150     Nextel Communications, Inc.*                             15,468
--------------------------------------------------------------------------------
       1,619     Qwest Communications International, Inc.*                69,617
--------------------------------------------------------------------------------
         593     Sonera Corp. ADR*                                        41,065
--------------------------------------------------------------------------------
                                                                         291,360
--------------------------------------------------------------------------------

TRANSPORTATION - AIR FREIGHT (0.14%)
         140     United Parcel Service, Inc.                               9,660
--------------------------------------------------------------------------------

UTILITIES (1.15%)
           2     NTT Mobile Communications
                 Network, Inc.                                            76,862
--------------------------------------------------------------------------------
Total Common Stock
(Cost $4,292,283)                                                      6,417,124
--------------------------------------------------------------------------------

                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
SHARES/PAR VALUE                                                           VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.85%)
--------------------------------------------------------------------------------
    $323,000     State Street Repurchase Agreement,
                 2.50%, dated December 31, 1999,
                 to be repurchased at $323,067 on
                 January 3, 2000, collateralized by
                 U.S. Treasury Note, 3.63%
                 January 15, 2008, with a value
                 of $332,888                                         $   323,000
--------------------------------------------------------------------------------
Total Repurchase Agreement
(Cost $323,000)                                                          323,000
--------------------------------------------------------------------------------
Total Investments (Cost $4,615,283) (101.12%)                          6,740,124
--------------------------------------------------------------------------------
Total Other Assets, Less Liabilities (-1.12%)                            (74,460)
--------------------------------------------------------------------------------
Net Assets (100.00%)                                                 $ 6,665,664
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depositary Receipt.
PLC - Public Limited Company.

See notes to financial statements.

BERGER IPT-          Berger Funds  December 31, 1999  Annual Report            6
 GROWTH AND
INCOME FUND

PORTFOLIO MANAGER COMMENTARY       TINO R. SELLITTO

PERFORMANCE

The Berger IPT-Growth and Income Fund (the "Fund") had a total return of 59.05%(1) for the year ended December 31, 1999. This was significantly higher than the 21.03% gain registered by the Standard & Poor's (S&P) 500 Index(2) for the same period.

YEAR IN REVIEW

It was a roller coaster year for the stock market. Starting in mid-January the market narrowed, and the very largest-cap companies dominated performance. The market was mixed during the quarter ended June 30, largely as a result of growing concern about rising interest rates and hints of potential inflation. Again in the third calendar quarter the market grew nervous about interest rates and seemed to lack direction. Most sectors and market indices were down. But in the fourth quarter, the market shrugged off a moderate increase in interest rates and fears about year 2000 spending freezes. On the strength of a rebound in the global economy, many equity markets around the world closed the year with strong gains. Overall, worldwide economic growth is on the upswing, and corporate profits are picking up in most non-U.S. companies.

Against this backdrop, the Fund was able to deliver an outstanding gain and significantly outperform the S&P 500 Index for the year. The key reason was performance from holdings in the technology sector, which is the largest sector in the Fund. Over the year, we increased the percentage of total Fund assets invested in this sector from 37.4% on December 31, 1998, to 53.6% as of December 31, 1999. Strong performances were turned in from technology companies such as Intel, Microsoft, Nokia, Qualcomm and Sun Microsystems. We continue to believe in the long-term prospects for technology.

In the fourth quarter ended December 31, 1999, the Fund benefited particularly from strong performances by companies in technology-related industries, especially telecommunications and communication services. These included EchoStar Communications and Clear Channel Communications, which now owns the largest number of radio stations in the U.S. as well as a number of outdoor advertising displays.

Early in the year, we identified signs of expansion in the energy sector, so we increased our weighting. We believe that there are very strong fundamentals in this sector. Oil prices have gone up because of a decrease in oil production and an increase in demand attributable to recovering world economies. Among our best performers in this sector were Halliburton and Ensco International.

Despite the healthcare sector's generally poor performance in 1999, our Fund had success in this sector primarily because of our biotechnology stocks. Late in 1998, we identified several strong companies, including Amgen. This has been one of the most successful companies in the portfolio because of its strong drug pipeline. Another company we added was Genentech, a biotechnology company that also has a strong pipeline of new drugs, including Herceptin, used to treat metastatic breast cancer, and Rituxan, used to treat non-Hodgkin's lymphoma. American Home Products was a strong performer in the first half of the year but has recently suffered as major pharmaceutical stocks came under pressure from fears of drug price cuts for Medicare patients.

We have continued our underweighting in the financial sector. Most stocks in this sector underperformed over the year primarily because of the market's concerns about rising interest rates and year 2000 issues. Among our financial stocks, leading online broker Charles Schwab was hit hard. We believe that the long-term prospects for Schwab are positive, however, and we look for this company to excel in 2000.

LOOKING AHEAD

The Fund is well-positioned for the growth opportunities that we see for 2000 and 2001. Our continued focus on careful stock selection to identify the best large-cap, growing companies should provide a solid base to build on in 2000. We expect that rising interest rates could create market volatility in the near term. We anticipate that technology stocks overall will continue their market leadership, as well as individual stocks in sectors such as consumer staples and energy.



(1) Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(2) The S&P 500 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. It is a generally recognized indicator used to measure overall performance of the U.S. stock market. One cannot invest directly in an index.

7            Annual Report December 31, 1999  Berger Funds           BERGER IPT-
                                                                     GROWTH AND
                                                                    INCOME FUND

PERFORMANCE OVERVIEW

Comparison of Change in Value of Berger IPT-Growth and
Income Fund vs. S&P 500 Index and Cost of Living Index


                                                          *********
                                                          Berger IPT-
                                                          Growth and
                                                          Income Fund
                                                          $ 27,690
                    [GRAPH]                               ----------
                                                          S&P 500
                                                          Index
                                                          $ 23,848

                                                          ----------
                                                          Cost of
                                                          Living Index
                                                          $ 10,768


Berger IPT-Growth and Income Fund(*)
Average Annual Total Return

As of December 31, 1999
---------------------------------------------------
1 Year                                       59.05%
---------------------------------------------------
Since Inception (5/1/96)                     31.98%
---------------------------------------------------

(*) Performance figures are historical and do not represent future results. Investment returns and principal value will vary, and you may have a loss when you sell shares.


SCHEDULE OF INVESTMENTS

                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
SHARES                                                                    VALUE
--------------------------------------------------------------------------------
COMMON STOCK (73.14%)
--------------------------------------------------------------------------------
AUTO MANUFACTURERS - FOREIGN (1.16%)
       2,965     Toyota Motor Corp. ADR                               $ 288,716
--------------------------------------------------------------------------------

BANKS - SUPER REGIONAL (3.05%)
       2,610     Fifth Third Bancorp                                    191,508
--------------------------------------------------------------------------------
       6,510     Northern Trust Corp.                                   345,030
--------------------------------------------------------------------------------
       5,490     Wells Fargo Co.                                        222,001
--------------------------------------------------------------------------------
                                                                        758,539
--------------------------------------------------------------------------------

BANKS - WEST/SOUTHWEST (1.04%)
       4,380     Zions Bancorporation*                                  259,241
--------------------------------------------------------------------------------

CHEMICALS - BASIC (1.17%)
       5,870     Akzo Nobel NV ADR                                      292,032
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - ADVERTISING (0.90%)
       2,250     OMNICOM Group                                          225,000
--------------------------------------------------------------------------------

COMPUTER - INTEGRATED SYSTEMS (0.49%)
         590     VA Linux Systems, Inc.*                                121,908
--------------------------------------------------------------------------------

COMPUTER - LOCAL NETWORKS (2.79%)
       4,504     Cisco Systems, Inc.*                                   482,491
--------------------------------------------------------------------------------
       2,340     Finisar Corp.*                                         210,307
--------------------------------------------------------------------------------
                                                                        692,798
--------------------------------------------------------------------------------

                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
SHARES                                                                    VALUE
--------------------------------------------------------------------------------
COMMON STOCK (73.14%) - CONTINUED
--------------------------------------------------------------------------------
COMPUTER - MANUFACTURERS (1.92%)
       6,164     Sun Microsystems, Inc.*                              $ 477,324
--------------------------------------------------------------------------------

COMPUTER - MEMORY DEVICES (1.32%)
       3,942     Network Appliance, Inc.*                               327,432
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - DESKTOP (2.76%)
       5,880     Microsoft Corp.*                                       686,490
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - ENTERPRISE (1.16%)
         620     Oracle Corp. Japan*                                    287,991
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - NETWORK (1.43%)
       3,510     Nortel Networks Corp.                                  354,510
--------------------------------------------------------------------------------

ELECTRICAL - EQUIPMENT (0.82%)
       1,310     General Electric Co.                                   202,722
--------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR EQUIPMENT (4.21%)
       2,664     Applied Materials, Inc.*                               337,495
--------------------------------------------------------------------------------
       2,817     STMicroelectronics NV                                  426,599
--------------------------------------------------------------------------------
       4,288     Teradyne, Inc.*                                        283,008
--------------------------------------------------------------------------------
                                                                      1,047,102
--------------------------------------------------------------------------------

BERGER IPT-           Berger Funds December 31, 1999 Annual Report             8
GROWTH AND
INCOME FUND

SCHEDULE OF INVESTMENTS


                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
SHARES                                                                    VALUE
--------------------------------------------------------------------------------
COMMON STOCK (73.14%) - CONTINUED
--------------------------------------------------------------------------------
ELECTRONIC - SEMICONDUCTOR MANUFACTURING (2.54%)
       2,125     Applied Micro Circuits Corp.*                       $  270,406
--------------------------------------------------------------------------------
       4,380     Intel Corp.                                            360,528
--------------------------------------------------------------------------------
                                                                        630,934
--------------------------------------------------------------------------------
FINANCE - INVESTMENT BANKERS (2.89%)
       6,950     Schwab (Charles) Corp.                                 266,706
--------------------------------------------------------------------------------
       2,010     Morgan Stanley Dean Witter & Co.                       286,927
--------------------------------------------------------------------------------
       1,760     The Goldman Sachs Group, Inc.                          165,770
--------------------------------------------------------------------------------
                                                                        719,403
--------------------------------------------------------------------------------

HOUSEHOLD - AUDIO/VIDEO (2.82%)
       2,460     Sony Corp. ADR                                         700,485
--------------------------------------------------------------------------------

INTERNET - ISP/CONTENT (1.20%)
         910     Akamai Technologies, Inc.*                             298,138
--------------------------------------------------------------------------------

INTERNET - NETWORK SECURITY/SOLUTIONS (2.45%)
         416     Juniper Networks, Inc.*                                141,440
--------------------------------------------------------------------------------
       2,450     VeriSign, Inc.                                         467,796
--------------------------------------------------------------------------------
                                                                        609,236
--------------------------------------------------------------------------------

LEISURE - PRODUCTS (0.68%)
       3,770     The Seagram Company Ltd.                               169,414
--------------------------------------------------------------------------------

MEDIA - RADIO/TV (1.56%)
      10,750     Infinity Broadcasting Corp. - Class A*                 389,015
--------------------------------------------------------------------------------

MEDICAL - BIOMED/GENETICS (4.65%)
       7,980     Amgen, Inc.*                                           479,298
--------------------------------------------------------------------------------
       5,030     Genentech Inc.*                                        676,535
--------------------------------------------------------------------------------
                                                                      1,155,833
--------------------------------------------------------------------------------

MEDICAL - DRUG/DIVERSIFIED (2.11%)
       5,450     Bristol-Myers Squibb Co.                               349,821
--------------------------------------------------------------------------------
       2,140     Warner-Lambert Co.                                     175,346
--------------------------------------------------------------------------------
                                                                        525,167
--------------------------------------------------------------------------------

MEDICAL - ETHICAL DRUGS (0.77%)
       4,870     American Home Products Corp.                           192,060
--------------------------------------------------------------------------------

MEDICAL - PRODUCTS (1.45%)
       7,660     Guidant Corp.*                                         360,020
--------------------------------------------------------------------------------

OIL & GAS - DRILLING (1.60%)
      16,250     Ensco International Inc.                               371,718
--------------------------------------------------------------------------------
         799     Transocean Sedco Forex Inc.*                            26,925
--------------------------------------------------------------------------------
                                                                        398,643
--------------------------------------------------------------------------------

OIL & GAS - FIELD SERVICES (1.72%)
       4,890     Halliburton Co.                                        196,822
--------------------------------------------------------------------------------
       4,120     Schlumberger Ltd.                                      231,750
--------------------------------------------------------------------------------
                                                                        428,572
--------------------------------------------------------------------------------

                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
SHARES                                                                    VALUE
--------------------------------------------------------------------------------
COMMON STOCK (73.14%) - CONTINUED
--------------------------------------------------------------------------------
OIL & GAS - INTERNATIONAL INTEGRATED (2.27%)
       4,070     Royal Dutch Petroleum Co. - NY Shares               $  245,980
--------------------------------------------------------------------------------
       4,590     Total Fina SA ADR                                      317,857
--------------------------------------------------------------------------------
                                                                        563,837
--------------------------------------------------------------------------------

OIL & GAS - PRODUCTION/PIPELINE (1.48%)
       8,320     Enron Corp.                                            369,200
--------------------------------------------------------------------------------

RETAIL - APPAREL/SHOE (1.00%)
       5,775     Intimate Brands, Inc.                                  249,046
--------------------------------------------------------------------------------

RETAIL - MAJOR DISCOUNT CHAINS (3.50%)
       2,900     Costco Wholesale Corp.*                                264,625
--------------------------------------------------------------------------------
       3,730     Dayton-Hudson Corp.                                    273,921
--------------------------------------------------------------------------------
         970     Freemarkets, Inc.*                                     331,073
--------------------------------------------------------------------------------
                                                                        869,619
--------------------------------------------------------------------------------

RETAIL - RESTAURANTS (0.64%)
       3,940     McDonalds Corp.                                        158,831
--------------------------------------------------------------------------------

RETAIL/WHOLESALE - BUILDING PRODUCTS (1.12%)
       4,076     Home Depot, Inc.                                       279,426
--------------------------------------------------------------------------------

RETAIL/WHOLESALE - COMPUTERS (1.31%)
       6,630     Tandy Corp.                                            326,113
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - EQUIPMENT (7.14%)
       4,701     Corning Inc.                                           606,135
--------------------------------------------------------------------------------
       4,671     Nokia Corp. ADR                                        887,490
--------------------------------------------------------------------------------
         915     Sycamore Networks, Inc.*                               281,820
--------------------------------------------------------------------------------
                                                                      1,775,445
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES (1.89%)
       3,000     MCI WorldCom, Inc.*                                    159,187
--------------------------------------------------------------------------------
       3,610     Nippon Telegraph & Telephone Corp.                     310,911
--------------------------------------------------------------------------------
                                                                        470,098
--------------------------------------------------------------------------------

TRANSPORTATION - AIR FREIGHT (0.28%)
       1,010     United Parcel Service, Inc.                             69,690
--------------------------------------------------------------------------------

UTILITY - TELEPHONE (1.85%)
       5.570     ALLTEL Corp.                                           460,569
--------------------------------------------------------------------------------
Total Common Stock
(Cost $12,351,033)                                                   18,190,599
--------------------------------------------------------------------------------

CORPORATE DEBT - CONVERTIBLE (15.76%)
--------------------------------------------------------------------------------
COMPUTER - MEMORY DEVICES (2.72%)
    $ 70,000     EMC Corp.
                 3.25%, 3/15/2002                                       676,025
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - ENTERPRISE (2.05%)
      56,000     Siebel Systems, Inc. 144A
                 5.50%, 9/15/2006                                       108,570
--------------------------------------------------------------------------------
     149,000     VERITAS Software Corp.
                 1.86%, 8/13/2006                                       400,065
--------------------------------------------------------------------------------
                                                                        508,635
--------------------------------------------------------------------------------

9             Berger Funds December 31, 1999 Annual Report          BERGER IPT-
                                                                     GROWTH AND
                                                                    INCOME FUND


SCHEDULE OF INVESTMENTS



                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
SHARES/PAR VALUE                                                          VALUE
--------------------------------------------------------------------------------
CORPORATE DEBT - CONVERTIBLE (15.76%) - CONTINUED
--------------------------------------------------------------------------------
ELECTRONIC - SEMICONDUCTOR EQUIPMENT (1.20%)
   $ 252,000     ASM Lithography 144A
                 4.25%, 11/30/2004                                   $  298,620
--------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR MANUFACTURING (1.62%)
     136,000     Conexant Systems Inc.
                 4.25%, 5/1/2006                                        401,710
--------------------------------------------------------------------------------

INTERNET - ISP/CONTENT (1.66%)
      36,000     American Online, Inc.
                 4.00%, 11/15/2002                                      414,068
--------------------------------------------------------------------------------

MEDIA - CABLE TV (2.92%)
     593,000     Echostar Comm. 144A
                 4.88%, 1/1/2007                                        726,425
--------------------------------------------------------------------------------

MEDIA - RADIO/TV (2.43%)
     408,000     Clear Channel Communications, Inc.
                 2.63%, 4/1/2003                                        605,370
--------------------------------------------------------------------------------

TELECOMMUNICATION - SERVICES (1.16%)
    E120,000     COLT Telecom Group PLC
                 2.00%, 3/29/2006                                       287,792
--------------------------------------------------------------------------------
Total Corporate Debt - Convertible
(Cost $2,382,826)                                                     3,918,645
--------------------------------------------------------------------------------

PREFERRED STOCK - CONVERTIBLE (7.75%)
--------------------------------------------------------------------------------
MEDIA - CABLE TV (1.65%)
       3,410     Houston Industries, Inc. - ACES, 7.00%                 410,905
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - CELLULAR (2.10%)
       2,660     Omnipoint Corp., 7.00%                                 523,355
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - EQUIPMENT (2.02%)
         510     Qualcomm Financial Trust I, 5.75%                      501,967
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES (1.98%)
       6,950     Qwest Trends Trust - 144A, 5.75%                       491,712
--------------------------------------------------------------------------------
Total Preferred Stock - Convertible
(Cost $1,067,584)                                                     1,927,939
--------------------------------------------------------------------------------



                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
SHARES/PAR VALUE                                                          VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.30%)
--------------------------------------------------------------------------------
  $1,070,000     State Street Repurchase Agreement,
                 2.50% dated December 31, 1999, to
                 be repurchased at $1,070,223 on
                 January 3, 2000, collateralized by
                 U.S. Treasury Note, 6.50% -
                 August 31, 2001 with a value
                 of $1,091,625                                     $  1,070,000
--------------------------------------------------------------------------------
Total Repurchase Agreement~(Cost $1,070,000)                          1,070,000
--------------------------------------------------------------------------------
Total Investments (Cost $16,871,443) (100.95%)                       25,107,183
--------------------------------------------------------------------------------
Total Other Assets, Less Liabilities (-0.95%)                          (235,234)
--------------------------------------------------------------------------------
Net Assets (100.00%)                                               $ 24,871,949
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depositary Receipt.
PLC - Public Limited Company.
144A - Resale is restricted to qualified institutional buyers.
E - Par Value is demonimated in euros.

See notes to financial statements.

                                                                     BERGER IPT-
                                                                   SMALL COMPANY
                                                                     GROWTH FUND


Berger Funds December 31, 1999 Annual Report                       10


PORTOFOLIO MANAGER COMMENTARY  AMY K. SELNAR


PERFORMANCE

For the year ended December 31, 1999, the Berger IPT-Small Company Growth Fund (the "Fund") had a total return of 91.45%.(1) This significantly outdistanced the gains registered by the Russell 2000 Index(2) and the Russell 2000 Growth Index,(3) which were 21.26% and 43.09%, respectively, over this time period.

As a group, small-cap stocks performed in step with large-cap stocks from the October 8, 1998, market trough until mid-January 1999 when interest rate fears crept into the marketplace. Small caps then dramatically underperformed large caps through March.

Between April and June, small caps (as measured by the Russell 2000) outperformed large caps (as measured by the S&P 500 Index(4)) by nearly 8%. This was the best quarterly outperformance of small caps since the fourth quarter 1992 and was attributable to the more attractive relative valuations of small caps compared with large caps after a very difficult first quarter 1999.

In the quarter ended September 30, the stock market faltered on renewed interest rate fears, and both small- and large-cap stocks performed poorly. During the fourth quarter of 1999, small caps outperformed large caps by 3.57%; the Russell 2000 returned 18.44%, while the S&P 500 returned 14.87%.

YEAR IN REVIEW

Despite this up-and-down year for small-cap stocks, our Fund was able to considerably outperform its benchmarks.

The Fund remains heavily weighted in industries in which growth prospects are the most visible and consistent. Technology, our largest sector, continues to have the greatest long-term growth fundamentals. We believe that the growth prospects are explosive for the Internet infrastructure in particular. Therefore, we continue to focus on telecommunication and broadband companies, which provide the plumbing that enables broad acceptance of Internet applications and services. Similarly, companies such as Powerwave Technologies, which supplies components for wireless communications, have been strong holdings.

We have seen a pickup in the information technology services group. We believe some large contract orders from companies transitioning to internet-centric strategies may continue to drive growth in the group. Semiconductor stocks continued to show solid revenue growth, and improving Asian economies should help sustain this trend.

Our Fund lowered its exposure to the healthcare group over this fiscal year. Uncertainty surrounding prescription drug benefits and the government's impact on drug pricing caused the healthcare sector to underperform compared with the broader market. One bright spot in the sector was biotechnology stocks. Emerging biotechnology companies such as Biocryst Pharmaceutical and Cephalon boosted Fund performance.

Our energy weighting contributed to the Fund's outperformance in the first six months of 1999. Although there are worries that OPEC will irrationally increase oil production, we remain positive on the long-term supply/demand fundamentals within the sector.

Within the consumer group, radio stocks continue to be solid performers. The environment for radio advertising was robust in 1999, and we expect this group's strong fundamentals to carry into next year.

LOOKING AHEAD

Going forward, we continue to favor the technology sector, particularly the telecommunication and broadband infrastructure companies that support the Internet. We believe the software companies offering solutions that migrate companies to the efficiencies of the Internet will enjoy strong growth. We expect semiconductors to continue their strong fundamentals into next year as well.

We remain optimistic about the market in 2000. The U.S. economy is undeniably robust, and international economies continue to grow in concert. We expect productivity to continue to grow and to fuel low inflationary growth into 2000. If inflation fears are stoked by the upcoming economic data, the Fed may raise rates again. This will be the largest risk factor in the market.

We would need to see a period of greater operating profit growth for small caps in order for them to outperform their large-cap peers. We believe our bias toward technology will be beneficial in the year 2000. Global economies appear to be strengthening in concert, which will benefit technology stocks because they often garner over 50% of earnings internationally.


(1) Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(2) The Russell 2000 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 2000 U.S. companies. It is a generally recognized indicator used to measure overall performance of small company stocks. One cannot invest directly in an index.

(3) The Russell 2000 Growth Index is an unmanaged index, with dividends reinvested, which consists of common growth stocks included in the Russell 2000 Index. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios. It is a generally recognized indicator used to measure overall small-company growth stock performance in the U.S. stock market. One cannot invest directly in an index.


(4) The S&P 500 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. It is a generally recognized indicator used to measure overall performance of the U.S. stock market. One cannot invest directly in an index.

11         Berger Funds December 31, 1999 Annual Report            BERGER IPT-
                                                                   SMALL COMPANY
                                                                   GROWTH FUND

PERFORMANCE OVERVIEW

COMPARISON OF CHANGE IN VALUE OF BERGER IPT-SMALL COMPANY GROWTH FUND VS. RUSSELL 2000 STOCK INDEX AND COST OF LIVING INDEX


                     *************
                     Berger IPT-
                     Small Company
                     Growth Fund
                     $23,520


[CHART]              -------------
                     Russell 2000
                     Stock Index
                     $15,213


                     =============
                     Cost of
                     Living Index
                     $10,768




BERGER IPT-SMALL COMPANY GROWTH FUND*
AVERAGE ANNUAL TOTAL RETURN

As of December 31, 1999
-----------------------------------------
1 Year                             91.45%
Since Inception (5/1/96)           26.24%

* Performance figures are historical and do not represent future results. Investment returns and principal value will vary, and you may have a loss when you sell shares.


SCHEDULE OF INVESTMENTS


                                                               December 31, 1999
--------------------------------------------------------------------------------
SHARES                                                                    VALUE
--------------------------------------------------------------------------------
COMMON STOCK (93.66%)
BANKS - WEST/SOUTHWEST (0.50%)
         4,190    Silicon Valley Bancshares*                          $  207,405
--------------------------------------------------------------------------------

BUILDING - HEAVY CONSTRUCTION (1.10%)
        10,290    Dycom Industries, Inc.*                                453,403
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - MISCELLANEOUS (3.50%)
        10,670    Diamond Technology Partners, Inc.*                     916,953
--------------------------------------------------------------------------------
         9,480    The Corporate Executive Board Co.*                     529,695
--------------------------------------------------------------------------------
                                                                       1,446,648
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - SCHOOLS (0.91%)
        20,200    Devry, Inc.*                                           376,225
--------------------------------------------------------------------------------

COMPUTER - SERVICES (2.53%)
         3,900    Internap Network Services Corp.*                       674,700
--------------------------------------------------------------------------------
         6,910    Whittman-Hart, Inc.*                                   370,548
--------------------------------------------------------------------------------
                                                                       1,045,248
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - DESKTOP (1.82%)
        10,290    Macromedia, Inc.*                                      752,456
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - EDUCATIONAL/ENTERTAINMENT (1.41%)
        17,400    CBT Group PLC ADR*                                     582,900
--------------------------------------------------------------------------------

                                                               December 31, 1999
--------------------------------------------------------------------------------
SHARES                                                                     VALUE
--------------------------------------------------------------------------------
COMMON STOCK (93.66%) - CONTINUED
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - ENTERPRISE (8.05%)
         8,830    Aspect Development, Inc.*                           $  604,855
--------------------------------------------------------------------------------
         4,350    Mercury Interactive Corp.*                             469,528
--------------------------------------------------------------------------------
         9,260    New Era of Networks, Inc.*                             441,007
--------------------------------------------------------------------------------
         3,570    Peregrine Systems, Inc.*                               294,971
--------------------------------------------------------------------------------
        10,320    SAGA Systems, Inc.*                                    205,755
--------------------------------------------------------------------------------
        12,530    TSI International Software Ltd.*                       709,511
--------------------------------------------------------------------------------
         4,195    VERITAS Software Corp.*                                600,409
--------------------------------------------------------------------------------
                                                                       3,326,036
--------------------------------------------------------------------------------

ELECTRONIC - LASER SYSTEM/COMPONENT (1.42%)
        12,760    Cymer, Inc.*                                           586,960
--------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR EQUIPMENT (6.20%)
         9,300    DuPont Photomasks, Inc.*                               448,725
--------------------------------------------------------------------------------
         9,460    Etec Systems, Inc.*                                    424,517
--------------------------------------------------------------------------------
        15,770    PRI Automation, Inc.*                                1,058,584
--------------------------------------------------------------------------------
         5,910    Teradyne, Inc.*                                        390,060
--------------------------------------------------------------------------------
         5,140    Veeco Instruments Inc.*                                240,616
--------------------------------------------------------------------------------
                                                                       2,562,502
--------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR MANUFACTURING (4.66%)
         4,740    Applied Micro Circuits Corp.*                          603,165
--------------------------------------------------------------------------------
        12,770    Cree Research Inc.*                                  1,090,238
--------------------------------------------------------------------------------
         4,470    MIPS Technologies, Inc.                                232,440
--------------------------------------------------------------------------------
                                                                       1,925,843
--------------------------------------------------------------------------------

BERGER IPT-       Berger Funds December 31, 1999 Annual Report                12
SMALL COMPANY
GROWTH FUND

SCHEDULE OF INVESTMENTS

                                                               December 31, 1999
--------------------------------------------------------------------------------
SHARES                                                                     VALUE
--------------------------------------------------------------------------------
COMMON STOCK (93.66%) - CONTINUED
--------------------------------------------------------------------------------
ELECTRONIC PRODUCTS - MISCELLANEOUS (6.43%)
         4,350    Plug Power Inc.*                                    $  122,887
--------------------------------------------------------------------------------
         8,020    Powerwave Technologies, Inc.*                          468,167
--------------------------------------------------------------------------------
        10,250    Proxim, Inc.*                                        1,127,500
--------------------------------------------------------------------------------
        20,400    Universal Electronics Inc.*                            938,400
--------------------------------------------------------------------------------
                                                                       2,656,954
--------------------------------------------------------------------------------

FINANCE - MORTGAGE & RELATED SERVICES (0.23%)
        11,850    Resource America, Inc.                                  93,318
--------------------------------------------------------------------------------

FINANCE - SAVINGS & LOANS (0.35%)
         6,170    Webster Preferred Capital Corp.                        145,380
--------------------------------------------------------------------------------

FINANCIAL SERVICES - MISCELLANEOUS (0.79%)
         9,110    Metris Companies Inc.                                  325,113
--------------------------------------------------------------------------------

INSURANCE - BROKERS (0.60%)
        10,330    Pre-Paid Legal Services*                               247,920
--------------------------------------------------------------------------------

INTERNET - E*COMMERCE (0.32%)
         1,380    Ebenx Inc.*                                             62,445
--------------------------------------------------------------------------------
           400    Internet Capital Group, Inc.*                           68,000
--------------------------------------------------------------------------------
                                                                         130,445
--------------------------------------------------------------------------------

INTERNET - ISP/CONTENT (3.50%)
         3,830    China.com Corp.*                                       301,133
--------------------------------------------------------------------------------
         4,470    Commerce One, Inc.*                                    878,355
--------------------------------------------------------------------------------
         3,050    Homestore.com, Inc.*                                   226,462
--------------------------------------------------------------------------------
           420    Internet Initiative Japan Inc. ADR*                     40,818
--------------------------------------------------------------------------------
                                                                       1,446,768
--------------------------------------------------------------------------------

INTERNET - NETWORK SECURITY/SOLUTIONS (4.06%)
         5,110    Sapient Corp.*                                         720,190
--------------------------------------------------------------------------------
        16,460    Spyglass, Inc.*                                        624,194
--------------------------------------------------------------------------------
         7,500    USWeb Corp.*                                           333,281
--------------------------------------------------------------------------------
                                                                       1,677,665
--------------------------------------------------------------------------------

INTERNET - SOFTWARE (7.75%)
         5,730    Agile Software Corp.*                                1,244,752
--------------------------------------------------------------------------------
         2,770    Ariba, Inc.*                                           491,328
--------------------------------------------------------------------------------
         2,200    CMGI Inc.*                                             609,125
--------------------------------------------------------------------------------
         7,150    Primus Knowledge Solutions, Inc.*                      323,984
--------------------------------------------------------------------------------
         5,620    Razorfish Inc.*                                        534,602
--------------------------------------------------------------------------------
                                                                       3,203,791
--------------------------------------------------------------------------------

MEDIA - PERIODICALS (0.29%)
         4,960    Martha Stewart Living Omnimedia, Inc.                  119,040
--------------------------------------------------------------------------------

MEDIA - RADIO/TV (8.05%)
         9,830    Cox Radio, Inc.*                                       980,542
--------------------------------------------------------------------------------
        10,030    Cumulus Media Inc.*                                    509,022
--------------------------------------------------------------------------------
         4,470    Emmis Communications Corp.*                            557,143
--------------------------------------------------------------------------------
         5,010    Hispanic Broadcasting Corp.*                           462,015
--------------------------------------------------------------------------------
        10,570    Salem Communications Corp.*                            239,146
--------------------------------------------------------------------------------
        11,930    SBS Broadcasting SA*                                   580,841
--------------------------------------------------------------------------------
                                                                       3,328,709
--------------------------------------------------------------------------------

                                                               December 31, 1999
--------------------------------------------------------------------------------
SHARES                                                                     VALUE
--------------------------------------------------------------------------------
COMMON STOCK (93.66%) - CONTINUED
--------------------------------------------------------------------------------
MEDICAL - BIOMED/GENETICS (7.57%)
        18,590    BioCryst Pharmaceuticals, Inc.*                     $  548,405
--------------------------------------------------------------------------------
        17,280    Cephalon, Inc.*                                        597,240
--------------------------------------------------------------------------------
         6,120    IDEC Pharmaceuticals Corp.*                            601,290
--------------------------------------------------------------------------------
         9,190    Invitrogen Corp.*                                      551,400
--------------------------------------------------------------------------------
         2,150    Maxygen*                                               152,650
--------------------------------------------------------------------------------
         4,100    Medimmune, Inc.*                                       680,087
--------------------------------------------------------------------------------
                                                                       3,131,072
--------------------------------------------------------------------------------

MEDICAL - ETHICAL DRUGS (0.99%)
         9,960    Pharmacyclics, Inc.*                                   410,850
--------------------------------------------------------------------------------

MEDICAL - INSTRUMENTS (1.68%)
        18,720    IDEXX Laboratories, Inc.*                              301,860
--------------------------------------------------------------------------------
        15,810    Ventana Medical Systems, Inc.*                         393,273
--------------------------------------------------------------------------------
                                                                         695,133
--------------------------------------------------------------------------------

MEDICAL - MEDICAL/DENTAL SERVICES (1.03%)
        11,350    Accredo Health, Inc.*                                  349,012
--------------------------------------------------------------------------------
         9,620    ProVantage Health Services, Inc.*                       76,960
--------------------------------------------------------------------------------
                                                                         425,972
--------------------------------------------------------------------------------

MEDICAL - WHOLESALE DRUG/SUNDRIES (2.82%)
        18,900    Allscripts, Inc.*                                      831,600
--------------------------------------------------------------------------------
        11,520    Priority Healthcare Corp.*                             333,360
--------------------------------------------------------------------------------
                                                                       1,164,960
--------------------------------------------------------------------------------

METAL PRODUCTS & FABRICATION (0.99%)
        16,610    Maverick Tube Corp.*                                   410,059
--------------------------------------------------------------------------------

OIL & GAS - DRILLING (1.49%)
        16,820    Marine Drilling Co.                                    377,398
--------------------------------------------------------------------------------
        18,300    Patterson Energy, Inc.*                                237,900
--------------------------------------------------------------------------------
                                                                         615,298
--------------------------------------------------------------------------------

OIL & GAS - FIELD SERVICES (0.78%)
        13,810    Paradigm Geophysical Ltd.*                              67,755
--------------------------------------------------------------------------------
        18,260    Veritas DGC, Inc.*                                     255,640
--------------------------------------------------------------------------------
                                                                         323,395
--------------------------------------------------------------------------------

OIL & GAS - U.S. EXPLORATION & PRODUCTION (2.59%)
        13,850    Basin Exploration, Inc.*                               244,106
--------------------------------------------------------------------------------
         9,350    Devon Energy Corp.                                     307,381
--------------------------------------------------------------------------------
        23,160    Forest Oil Corp.*                                      305,422
--------------------------------------------------------------------------------
         6,020    Stone Energy Corp.*                                    214,462
--------------------------------------------------------------------------------
                                                                       1,071,371
--------------------------------------------------------------------------------

RETAIL - APPAREL/SHOE (0.34%)
         4,110    AnnTaylor Stores*                                      141,538
--------------------------------------------------------------------------------

RETAIL - MISCELLANEOUS DIVERSIFIED (0.96%)
        13,870    Michaels Stores, Inc.*                                 395,295
--------------------------------------------------------------------------------

RETAIL - SUPER/MINI-MARKETS (0.98%)
         8,760    Whole Foods Market, Inc.*                              406,245
--------------------------------------------------------------------------------

13         Berger Funds December 31, 1999 Annual Report            BERGER IPT-
                                                                   SMALL COMPANY
                                                                   GROWTH FUND


SCHEDULE OF INVESTMENTS

                                                               December 31, 1999
--------------------------------------------------------------------------------
SHARES/PAR VALUE                                                           VALUE
--------------------------------------------------------------------------------
COMMON STOCK (93.66%) - CONTINUED
TELECOMMUNICATIONS - EQUIPMENT (3.76%)
         5,510    Adaptive Broadband Corp.*                           $  406,706
--------------------------------------------------------------------------------
        13,400    Aspect Communications Corp.*                           524,275
--------------------------------------------------------------------------------
         1,770    Redback Networks Inc.*                                 314,175
--------------------------------------------------------------------------------
         6,680    Research in Motion, Ltd.*                              308,532
--------------------------------------------------------------------------------
                                                                       1,553,688
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES (3.21%)
         3,910    Metasolv Software, Inc*                                319,642
--------------------------------------------------------------------------------
        18,810    Viatel, Inc.*                                        1,008,686
--------------------------------------------------------------------------------
                                                                       1,328,328
--------------------------------------------------------------------------------
Total Common Stock
(Cost $24,857,636)                                                    38,713,933
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (3.23%)
--------------------------------------------------------------------------------
    $1,336,000          State Street Repurchase Agreement,
                        2.50% dated December 31, 1999, to be
                        repurchased at $1,336,278 on January
                        3, 2000, collateralized by U.S.
                        Treasury Note, 4.63% - December 31,
                        2000, with a value of $1,364,225               1,336,000
--------------------------------------------------------------------------------
Total Repurchase Agreement
(Cost $1,336,000)                                                      1,336,000
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.63%)
--------------------------------------------------------------------------------
    $1,500,000         FHLMC Discount Note
                       4.50%, 1/5/2000                                 1,499,250
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
(Cost $1,499,250)                                                      1,499,250
--------------------------------------------------------------------------------
Total Investments (Cost $27,692,886) (100.52%)                        41,549,183
--------------------------------------------------------------------------------
Total Other Assets, Less Liabilities (-0.52%)                          (214,374)
--------------------------------------------------------------------------------
Net Assets (100.00%)                                                 $41,334,809
--------------------------------------------------------------------------------


* Non-income producing security.
ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corp.
PLC - Public Limited Company.

See notes to financial statements.

BERGER/BIAM IPT-     Berger Funds December 31, 1999 Annual Report             14
   INTERNATIONAL
            FUND

                              BANK OF IRELAND ASSET
PORTFOLIO MANAGER COMMENTARY  MANAGEMENT (U.S.) LTD.

PERFORMANCE

The Berger/BIAM IPT-International Fund (the "Fund") had a total return of 31.24%(1) for the year ended December 31, 1999, compared with 27.30% for the MSCI EAFE Index.(2)

In January, European markets benefited from the introduction of the new single currency, the euro, and Japanese markets enjoyed positive investor sentiment as a result of overseas buying. Markets in the rest of the Pacific region turned in mixed results largely because of a pickup in sentiment toward Japan and the phenomenon of western multinationals seeking stakes in Asian companies.

By the second calendar quarter 1999, the new euro currency received negative press following a steady decline against the U.S. dollar and other major currencies. We believe the euro is acting as a catalyst for change, however, and increasing competition across Europe.

Driven by evidence that the global economy is continuing to strengthen, world equity markets registered exceptional gains toward the end of 1999. Indeed, more than half of the full-year's performance came in the fourth quarter. Over the whole of 1999, the MSCI EAFE outperformed the S&P 500 for the first time since 1993.

YEAR IN REVIEW

Two groups of stocks led our portfolio higher this fiscal year: those in the Growth in Telecommunications theme and Japanese-quoted stocks, particularly those in our Technological Innovation theme.

The most notable performers among Growth in Telecommunications stocks for the year were German-quoted Mannesmann and NTT Mobile Communications Network, Inc. NTT Mobile Communications Network, Inc., was among our strongest contributors during the past six months. The company is Japan's dominant cellular phone operator, and its stock rose on the belief that the company will benefit from growing demand for data transmission services through cellular phones.

Japanese-quoted stocks have been our leading performers most of the year. Electronics exporters, in particular, did well on the back of buoyant global demand for PCs, copiers, printers, mobile phones and their related components. Leading the way was Murata Manufacturing. Rohm, the semiconductor company, continued to benefit from the increasing demand for its products as the Asian recovery gathered pace.

Sony had a very strong finish to the year. Its revenue from electronics in all regions is growing much faster than had been anticipated. In November, the company announced that it is teaming with 3Com Corp.'s Palm unit to develop new handheld wireless devices with audio and video capabilities.

Financial stocks were underperformers for most of the second half of the year amid concerns about the likelihood of interest rate increases in the early part of 2000. One example of the impact of interest-rate concerns was the response by National Australia Bank. Even though the bank released results that were greeted positively by analysts, its stock price fell.

LOOKING AHEAD

The solid economic growth that is forecast for 2000 is likely to prompt central banks globally to raise interest rates. As a result of the strong performance in 1999, many stock valuations are once again stretched, and unless profit growth matches rosy expectations, the number of companies driving stock market performance is likely to narrow even further.

In Asia, the outlook is still generally favorable looking into 2000, but valuations are now quite demanding. Troubles elsewhere could hamper the recovery given their dependence on exports. The trend, however, toward better economic and corporate management is in our view likely to persist and provide opportunities.

We continue to closely monitor developments in Japan where questions still remain about the sustainability of the embryonic economic recovery, including those companies that are either restructuring or that stand to benefit from a more buoyant Japanese economy.

Looking forward to the current year equity markets, we must balance the negative influence of rising interest rates against the positive impact of stronger economic conditions. We expect equity returns to be lower in 2000 given recent strong performance and current high valuations. While growth in the telecommunications and technology sectors remains impressive, we would expect performance in 2000 to be more broad-based, and we continue to find value in high-quality companies that have not participated in recent bull markets.

(1) Performance figures are based on historical results and are not intended to be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(2) The Morgan Stanley Capital International EAFE Index represents major overseas stock markets. It is an unmanaged index, with dividends reinvested. One cannot invest directly in an index.

15           Berger Funds December 31, 1999 Annual Report       BERGER/BIAM IPT-
                                                                INTERNATIONAL
                                                                FUND

PERFORMANCE OVERVIEW

COMPARISON OF CHANGE IN VALUE OF BERGER IPT-100 FUND VS. S&P 500
INDEX AND COST OF LIVING INDEX


                     ****************
                     EAFE Index
                     $ 15,783


[CHART]              ----------------
                     Berger/BIAM IPT-
                     International
                     Fund
                     $ 14,921


                     ================
                     Cost of
                     Living Index
                     $ 10,506


BERGER/BIAM IPT-INTERNATIONAL FUND*
AVERAGE ANNUAL TOTAL RETURN

As of December 31, 1999
-----------------------------------------
1 Year                             31.24%
-----------------------------------------
Since Inception (5/1/97)           16.17%
-----------------------------------------

  * Performance figures are historical and do not represent future results. Investment returns and principal value will vary, and you may have a loss when you sell shares


SCHEDULE OF INVESTMENTS

-----------------------------------------------------------------------------------------------------------------
                                                                                               December 31, 1999
-----------------------------------------------------------------------------------------------------------------
COUNTRY/SHARES    COMPANY                              INDUSTRY                                     VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCK (99.57%)
-----------------------------------------------------------------------------------------------------------------
AUSTRALIA (3.83%)
           725    Brambles Industries Ltd.             Business & Industrial Services        $     20,053
-----------------------------------------------------------------------------------------------------------------
         4,150    National Australia Bank Ltd.         Commercial Banks & Other Banks              63,494
-----------------------------------------------------------------------------------------------------------------
         7,412    News Corp. Ltd.                      Media                                       71,984
-----------------------------------------------------------------------------------------------------------------
         9,040    Telstra Corp. Ltd.                   Utilities                                   49,151
-----------------------------------------------------------------------------------------------------------------
         4,288    Westpac Banking Corp. Ltd.           Commercial Banks & Other Banks              29,584
-----------------------------------------------------------------------------------------------------------------
                                                                                                  234,266
-----------------------------------------------------------------------------------------------------------------

DENMARK (0.59%)
           490    Tele Danmark AS                      Utilities                                   36,393
-----------------------------------------------------------------------------------------------------------------

FRANCE (9.40%)
           357    Alcatel Alsthom                      Computer/Commercial/Office Equipment        82,006
-----------------------------------------------------------------------------------------------------------------
         1,343    Aventis SA                           Chemicals                                   78,060
-----------------------------------------------------------------------------------------------------------------
           810    AXA-UAP                              Insurance - Multi/Property/Casualty        112,944
-----------------------------------------------------------------------------------------------------------------
           680    Michelin - Class B                   Automobile Components                       26,718
-----------------------------------------------------------------------------------------------------------------
           910    Total SA - Class B                   Oil                                        121,479
-----------------------------------------------------------------------------------------------------------------
         1,707    Vivendi                              Diversified Holding Companies              154,180
-----------------------------------------------------------------------------------------------------------------
                                                                                                  575,387
-----------------------------------------------------------------------------------------------------------------

GERMANY (7.78%)
           800    Bayerische HypoVereinsbank AG        Commercial Banks & Other Banks              54,646
-----------------------------------------------------------------------------------------------------------------
         2,028    Bayerische Motoren Werk AG DM        Automobiles                                 61,909
-----------------------------------------------------------------------------------------------------------------
            87    Celanese AG*                         Chemicals                                    1,582
-----------------------------------------------------------------------------------------------------------------
         1,145    Mannesmann AG                        Machinery & Engineering Services           276,329
-----------------------------------------------------------------------------------------------------------------
         1,150    Veba AG                              Diversified Industrials                     55,903
-----------------------------------------------------------------------------------------------------------------
         1,410    Viag AG DM*                          Utilities                                   25,854
-----------------------------------------------------------------------------------------------------------------
                                                                                                  476,223
-----------------------------------------------------------------------------------------------------------------

BERGER/BIAM IPT-     Berger Funds December 31, 1999 Annual Report             16
INTERNATIONAL
FUND


SCHEDULE OF INVESTMENTS

                                                                                               December 31, 1999
-----------------------------------------------------------------------------------------------------------------
COUNTRY/SHARES    COMPANY                              INDUSTRY                                     VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCK (99.57%) - CONTINUED
-----------------------------------------------------------------------------------------------------------------
HONG KONG (1.32%)
         4,000    Cheung Kong (Holdings) Ltd.          Real Estate                           $     50,813
-----------------------------------------------------------------------------------------------------------------
         3,000    Hong Kong Electric Holdings          Utilities                                    9,378
-----------------------------------------------------------------------------------------------------------------
         2,000    Sun Hung Kai Properties Ltd.         Financial Services - Miscellaneous          20,840
-----------------------------------------------------------------------------------------------------------------
                                                                                                   81,031
-----------------------------------------------------------------------------------------------------------------

ITALY (2.85%)
         5,962    ENI S.p.A.*                          Oil                                        32,796
-----------------------------------------------------------------------------------------------------------------
        10,045    Telecom Italia S.p.A.*               Utilities                                 141,684
-----------------------------------------------------------------------------------------------------------------
                                                                                                 174,480
-----------------------------------------------------------------------------------------------------------------

JAPAN (24.08%)
           200    ACOM Co. Ltd.*                       Insurance - Multi/Property/Casualty        19,577
-----------------------------------------------------------------------------------------------------------------
         2,000    Bank of Tokyo-Mitsubishi Ltd.        Commercial Banks & Other Banks             27,850
-----------------------------------------------------------------------------------------------------------------
         4,000    Canon, Inc.                          Computer/Commercial/Office Equipment      158,810
-----------------------------------------------------------------------------------------------------------------
         1,000    Fuji Photo Film Co. Ltd.             Photo Equipment & Supplies                 36,475
-----------------------------------------------------------------------------------------------------------------
         4,000    Hitachi Ltd.                         Electronics & Instruments                  64,150
-----------------------------------------------------------------------------------------------------------------
         1,000    Honda Motor Co. Ltd.                 Automobiles                                37,160
-----------------------------------------------------------------------------------------------------------------
         2,000    Kao Corp.                            Food & Grocery Products                    57,011
-----------------------------------------------------------------------------------------------------------------
           100    Keyence Corp.                        Electronics & Instruments                  40,582
-----------------------------------------------------------------------------------------------------------------
           100    Mabuchi Motor Co. Ltd.+              Electronics & Instruments                  17,435
-----------------------------------------------------------------------------------------------------------------
         1,000    Murata Manufacturing Co. Ltd.+       Electronics & Instruments                 234,695
-----------------------------------------------------------------------------------------------------------------
             3    Nippon Telegraph & Telephone         Utilities                                  51,339
-----------------------------------------------------------------------------------------------------------------
             6    NTT Mobile Communications Network,
                    Inc.                               Utilities                                 230,588
-----------------------------------------------------------------------------------------------------------------
         1,000    Pioneer Corp.                        Household Durables & Appliances            26,403
-----------------------------------------------------------------------------------------------------------------
           200    Rohm Company Ltd.+                   Electronics & Instruments                  82,143
-----------------------------------------------------------------------------------------------------------------
         2,000    Shiseido Co. Ltd.                    Health & Personal Care                     29,141
-----------------------------------------------------------------------------------------------------------------
           800    Sony Corp.                           Household Durables & Appliances           237,042
-----------------------------------------------------------------------------------------------------------------
         2,000    Takeda Chemical Industries           Health & Personal Care                     98,767
-----------------------------------------------------------------------------------------------------------------
           200    Takefuji Corp.                       Insurance - Multi/Property/Casualty        25,014
-----------------------------------------------------------------------------------------------------------------
                                                                                               1,474,182
-----------------------------------------------------------------------------------------------------------------

NETHERLANDS (10.17%)
         2,495    ABN Amro Holdings NV                 Commercial Banks & Other Banks             62,340
-----------------------------------------------------------------------------------------------------------------
         1,750    Elsevier NV                          Media                                      20,910
-----------------------------------------------------------------------------------------------------------------
           892    Fortis NV                            Commercial Banks & Other Banks             32,128
-----------------------------------------------------------------------------------------------------------------
         3,175    ING Groep NV                         Insurance - Multi/Property/Casualty       191,736
-----------------------------------------------------------------------------------------------------------------
         2,345    Koninklijke Ahold NV                 Retail Trade                               69,436
-----------------------------------------------------------------------------------------------------------------
         1,315    Koninklijke KPN NV                   Utilities                                 128,379
-----------------------------------------------------------------------------------------------------------------
           955    Royal Dutch Petroleum Co.            Oil                                        58,547
-----------------------------------------------------------------------------------------------------------------
         1,290    TNT Post Group NV                    Utilities                                  36,975
-----------------------------------------------------------------------------------------------------------------
           425    VNU NV                               Tobacco                                    22,342
-----------------------------------------------------------------------------------------------------------------
                                                                                                 622,793
-----------------------------------------------------------------------------------------------------------------

NEW ZEALAND (0.17%)
         2,178    Telecom Corp. of New Zealand*        Utilities                                  10,265
-----------------------------------------------------------------------------------------------------------------

PORTUGAL (0.33%)
         1,155    Electricidade de Portugal SA         Utilities                                  20,166
-----------------------------------------------------------------------------------------------------------------

SINGAPORE (2.12%)
         4,757    Development Bank of Singapore Ltd.   Commercial Banks & Other Banks             77,971
-----------------------------------------------------------------------------------------------------------------
         2,100    Oversea-Chinese Banking Ord          Commercial Banks & Other Banks             19,291
-----------------------------------------------------------------------------------------------------------------
         1,500    Singapore Press Holdings Ltd.*       Media                                      32,512
-----------------------------------------------------------------------------------------------------------------
                                                                                                 129,774
-----------------------------------------------------------------------------------------------------------------

17           Berger Funds December 31, 1999 Annual Report       BERGER/BIAM IPT-
                                                                INTERNATIONAL
                                                                FUND


SCHEDULE OF INVESTMENTS

                                                                                          December 31, 1999
-----------------------------------------------------------------------------------------------------------------
COUNTRY/SHARES    COMPANY                              INDUSTRY                                       VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCK (99.57%) - CONTINUED
-----------------------------------------------------------------------------------------------------------------
SOUTH KOREA (0.98%)
           490    Korea Telecom Corp. ADR              Utilities                             $      36,627
-----------------------------------------------------------------------------------------------------------------
           675    Pohang Iron & Steel Company
                    Ltd. ADR                           Mining, Metals & Minerals                    23,625
-----------------------------------------------------------------------------------------------------------------
                                                                                                    60,252
-----------------------------------------------------------------------------------------------------------------

SPAIN (2.56%)
         5,994    Banco De Santander SA*               Commercial Banks & Other Banks               67,877
-----------------------------------------------------------------------------------------------------------------
         3,552    Telefonica SA*                       Utilities                                    88,744
-----------------------------------------------------------------------------------------------------------------
                                                                                                   156,621
-----------------------------------------------------------------------------------------------------------------

SWEDEN (0.52%)
           500    Telefonaktiebolaget LM Ericsson -
                    B Shares                           Utilities                                    32,139
-----------------------------------------------------------------------------------------------------------------

SWITZERLAND (8.95%)
            40    Alusuisse Lonza Group AG             Fabricated Metal Products                    29,521
-----------------------------------------------------------------------------------------------------------------
            40    Lonza AG*                            Chemicals                                    24,341
-----------------------------------------------------------------------------------------------------------------
            58    Nestle SA                            Food & Grocery Products                     106,359
-----------------------------------------------------------------------------------------------------------------
            64    Novartis AG Reg.                     Health & Personal Care                       94,066
-----------------------------------------------------------------------------------------------------------------
             9    Roche Holding AG                     Health & Personal Care                      106,934
-----------------------------------------------------------------------------------------------------------------
            51    Schweizerische Rueckversicherungs    Insurance - Multi/Property/Casualty         104,872
-----------------------------------------------------------------------------------------------------------------
           300    Union Bank of Switzerland AG Reg.    Commercial Banks & Other Banks               81,096
-----------------------------------------------------------------------------------------------------------------
                                                                                                   547,189
-----------------------------------------------------------------------------------------------------------------
UNITED KINGDOM (23.92%)
-----------------------------------------------------------------------------------------------------------------
         6,905    Allied Zurich PLC                    Insurance - Multi/Property/Casualty          81,506
-----------------------------------------------------------------------------------------------------------------
         1,795    AstraZeneca PLC                      Health & Personal Care                       74,587
-----------------------------------------------------------------------------------------------------------------
         3,330    Barclays PLC                         Commercial Banks & Other Banks               96,019
-----------------------------------------------------------------------------------------------------------------
           339    British Aerospace PLC                Aerospace/Defense                             2,250
-----------------------------------------------------------------------------------------------------------------
         5,975    British American Tobacco PLC         Beverage Industry/Tobacco Manufacturing      34,002
-----------------------------------------------------------------------------------------------------------------
         6,170    Cable & Wireless PLC                 Utilities                                   104,728
-----------------------------------------------------------------------------------------------------------------
         7,960    Cadbury Schweppes PLC                Beverage Industry/Tobacco Manufacturing      48,171
-----------------------------------------------------------------------------------------------------------------
         6,820    Diageo Ordinary PLC                  Beverage Industry/Tobacco Manufacturing      54,956
-----------------------------------------------------------------------------------------------------------------
         2,258    Emi Group PLC Ord - Class B*         Media                                        22,196
-----------------------------------------------------------------------------------------------------------------
         3,925    Glaxo Wellcome PLC                   Health & Personal Care                      111,143
-----------------------------------------------------------------------------------------------------------------
         8,120    Granada Group PLC                    Entertainment/Leisure/Toys                   82,447
-----------------------------------------------------------------------------------------------------------------
         7,510    Hilton Group PLC                     Entertainment/Leisure/Toys                   24,085
-----------------------------------------------------------------------------------------------------------------
         2,400    HSBC Holdings PLC                    Commercial Banks & Other Banks               33,652
-----------------------------------------------------------------------------------------------------------------
        10,280    Invensys PLC                         Machinery & Engineering Services             56,056
-----------------------------------------------------------------------------------------------------------------
         6,580    Lloyds TSB Group PLC                 Commercial Banks & Other Banks               82,461
-----------------------------------------------------------------------------------------------------------------
           800    Marconi PLC                          Utilities                                    14,181
-----------------------------------------------------------------------------------------------------------------
         1,056    National Power PLC                   Utilities                                     6,125
-----------------------------------------------------------------------------------------------------------------
         1,960    National Westminster Bank PLC        Commercial Banks & Other Banks               42,180
-----------------------------------------------------------------------------------------------------------------
         5,100    Old Mutual PLC*                      Insurance - Multi/Property/Casualty          13,905
-----------------------------------------------------------------------------------------------------------------
         1,550    Pearson PLC                          Media                                        50,261
-----------------------------------------------------------------------------------------------------------------
         6,325    Prudential PLC                       Insurance - Life & Agents/Brokers           124,860
-----------------------------------------------------------------------------------------------------------------
         1,010    Railtrack Group PLC                  Road & Rail                                  16,996
-----------------------------------------------------------------------------------------------------------------
        12,454    Shell Transport & Trading Co. PLC    Oil                                         103,681
-----------------------------------------------------------------------------------------------------------------
         1,600    TI Group PLC                         Machinery & Engineering Services             12,297
-----------------------------------------------------------------------------------------------------------------
        34,645    Vodafone AirTouch Group PLC          Utilities                                   171,933
-----------------------------------------------------------------------------------------------------------------
                                                                                                 1,464,678
-----------------------------------------------------------------------------------------------------------------
Total Common Stock (Cost $4,119,256)                                                             6,095,839
-----------------------------------------------------------------------------------------------------------------

BERGER/BIAM IPT-     Berger Funds December 31, 1999 Annual Report             18
INTERNATIONAL
FUND


SCHEDULE OF INVESTMENTS

                                                                                          December 31, 1999
-----------------------------------------------------------------------------------------------------------------
COUNTRY/SHARES/
PAR VALUE           COMPANY                              INDUSTRY                                     VALUE
-----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.52%)
-----------------------------------------------------------------------------------------------------------------
        $32,000     State Street Repurchase Agreement, 2.50%
                    dated December 31, 1999, to be repurchased at
                    $32,007 on January 3, 2000, collateralized by
                    FNMA Agency Note, 6.40% - December 21, 2001,
                    with a value of $34,956                                                    $     32,000
-----------------------------------------------------------------------------------------------------------------
Total Repurchase Agreement (Cost $32,000)                                                            32,000
-----------------------------------------------------------------------------------------------------------------
Total Investments (Cost $4,151,256) (100.09%)                                                     6,127,839
-----------------------------------------------------------------------------------------------------------------
Total Other Assets, Less Liabilities (-0.09%)                                                        (5,578)
-----------------------------------------------------------------------------------------------------------------
Net Assets (100.00%)                                                                           $  6,122,261
-----------------------------------------------------------------------------------------------------------------

* Non-income producing security.
+ - Security is designated as collateral for forward foreign currency contracts. ADR - American Depositary Receipt.
FNMA - Federal National Mortgage Association.
PLC - Public Limited Company.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                    Unrealized
                              Contract       Maturity             Value on       Appreciation/
               Currency         Amount           Date    December 31, 1999      (Depreciation)
----------------------------------------------------------------------------------------------
Sell       Japanese Yen     10,341,000      1/18/2000           $  101,482         $   (3,845)
----------------------------------------------------------------------------------------------
Sell       Japanese Yen      5,043,000      2/09/2000               49,681             (1,086)
----------------------------------------------------------------------------------------------
Sell       Japanese Yen      6,576,000      2/18/2000               64,872             (1,520)
----------------------------------------------------------------------------------------------
Sell       Japanese Yen      5,794,000      2/24/2000               57,210             (1,747)
----------------------------------------------------------------------------------------------
Sell       Japanese Yen      3,986,000      2/29/2000               39,387               (436)
----------------------------------------------------------------------------------------------
                                                                $  312,632         $   (8,634)
----------------------------------------------------------------------------------------------

See notes to financial statements.

19        Annual Report December 31, 1999 Berger Funds                FINANCIAL
                                                                      STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES


                                                                                        Berger IPT-    Berger IPT-  Berger/BIAM IPT-
                                                                         Berger IPT-     Growth and  Small Company     International
December 31, 1999                                                           100 Fund    Income Fund    Growth Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at cost                                                    $  4,615,283    $ 16,871,443   $ 27,692,886    $  4,151,256
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                                   $  6,740,124    $ 25,107,183   $ 41,549,183    $  6,127,839
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                          43,005             696        320,744           7,184
------------------------------------------------------------------------------------------------------------------------------------
Foreign Cash (cost $16,613)                                                       --              --             --          16,711
------------------------------------------------------------------------------------------------------------------------------------
Receivables
------------------------------------------------------------------------------------------------------------------------------------
         Investment securities sold                                               --              --        981,456              --
------------------------------------------------------------------------------------------------------------------------------------
         Fund shares sold                                                     47,656         122,239        719,440           4,243
------------------------------------------------------------------------------------------------------------------------------------
         Dividends                                                               680           8,490            465           9,456
------------------------------------------------------------------------------------------------------------------------------------
         Interest                                                                 22          10,805             92               2
------------------------------------------------------------------------------------------------------------------------------------
Due from Advisor                                                               7,048           3,569          2,464           7,498
------------------------------------------------------------------------------------------------------------------------------------
              Total Assets                                                 6,838,535      25,252,982     43,573,844       6,172,933
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
Payables
         Investment securities purchased                                     111,994         352,219      1,874,960              --
------------------------------------------------------------------------------------------------------------------------------------
         Fund shares redeemed                                                 43,068              --        321,173          20,481
------------------------------------------------------------------------------------------------------------------------------------
Accrued investment advisory fees                                               3,838          14,480         26,001           4,504
------------------------------------------------------------------------------------------------------------------------------------
Accrued custodian and accounting fees                                          5,709           6,325          9,364           7,297
------------------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                                                    1,291           1,068          1,544           1,269
------------------------------------------------------------------------------------------------------------------------------------
Accrued audit fees                                                             6,925           6,925          5,924           8,474
------------------------------------------------------------------------------------------------------------------------------------
Other accrued expenses                                                            46              16             69              13
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on forward foreign currency contracts                 --              --             --           8,634
------------------------------------------------------------------------------------------------------------------------------------
              Total Liabilities                                              172,871         381,033      2,239,035          50,672
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING                             $  6,665,664    $ 24,871,949   $ 41,334,809    $  6,122,261
------------------------------------------------------------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
Capital (par value and paid in surplus)                                 $  4,178,329    $ 15,460,279   $ 26,670,268    $  4,215,841
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income/(Accumulated net investment loss)            (67)         14,491             --          16,221
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain/(Accumulated net realized loss)
         on investments                                                      362,561       1,161,473        808,244         (77,514)
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of securities
         and foreign currency transactions                                 2,124,841       8,235,706     13,856,297       1,967,713
------------------------------------------------------------------------------------------------------------------------------------
                                                                        $  6,665,664    $ 24,871,949   $ 41,334,809    $  6,122,261
------------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding (par value $0.01, unlimited shares authorized)            346,890         940,355      1,757,923         418,372
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                $      19.22    $      26.45   $      23.51    $      14.63
------------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

FINANCIAL         Berger Funds December 31, 1999 Annual Report                20
STATEMENTS


STATEMENTS OF OPERATIONS

                                                                                        Berger IPT-    Berger IPT-  Berger/BIAM IPT-
                                                                         Berger IPT-     Growth and  Small Company     International
For the Year Ended December 31, 1999                                        100 Fund    Income Fund    Growth Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
         Dividends                                                      $     21,534    $    101,411    $      4,178   $    100,888
------------------------------------------------------------------------------------------------------------------------------------
         Interest                                                             22,483          56,718          84,540          5,120
------------------------------------------------------------------------------------------------------------------------------------
         Foreign tax withholding                                                  --          (1,375)             --        (12,764)
------------------------------------------------------------------------------------------------------------------------------------
              Total Income                                                    44,017         156,754          88,718         93,244
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES
         Investment advisory fees                                             35,613         109,196         132,056         49,260
------------------------------------------------------------------------------------------------------------------------------------
         Administrative services fees                                            338             967             862            409
------------------------------------------------------------------------------------------------------------------------------------
         Accounting fees                                                      14,935          14,930          14,931         15,466
------------------------------------------------------------------------------------------------------------------------------------
         Custodian fees                                                       19,649          14,108          38,602         26,049
------------------------------------------------------------------------------------------------------------------------------------
         Transfer agent fees                                                  10,180           8,814          12,835          9,947
------------------------------------------------------------------------------------------------------------------------------------
         Audit fees                                                            9,300           9,300           9,299         12,499
------------------------------------------------------------------------------------------------------------------------------------
         Legal fees                                                            4,090           4,747           4,997          4,175
------------------------------------------------------------------------------------------------------------------------------------
         Trustees' fees and expenses                                             330             950             880            402
------------------------------------------------------------------------------------------------------------------------------------
         Shareholder reporting fees                                            9,409           9,535          15,412         16,055
------------------------------------------------------------------------------------------------------------------------------------
         Other expenses                                                          264             716             624            373
------------------------------------------------------------------------------------------------------------------------------------
                  Gross Expenses                                             104,108         173,263         230,498        134,635
------------------------------------------------------------------------------------------------------------------------------------
                  Less fees waived and/or reimbursed by Advisor              (56,591)        (27,572)        (57,324)       (68,918)
------------------------------------------------------------------------------------------------------------------------------------
                  Less fees paid indirectly                                     (642)           (590)             --             --
------------------------------------------------------------------------------------------------------------------------------------
                  Less earnings credits                                         (474)         (3,464)           (775)          (301)
------------------------------------------------------------------------------------------------------------------------------------
                  Net Expenses                                                46,401         141,637         172,399         65,416
------------------------------------------------------------------------------------------------------------------------------------
                  Net Investment Income (Loss)                                (2,384)         15,117         (83,681)        27,828
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
         AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on securities and foreign currency transactions            564,793       1,708,647       2,133,648        121,214
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain on futures contracts                                         1,536              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on securities
         and foreign currency transactions                                 1,552,740       6,379,926      12,267,043      1,380,615
------------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments
         and Foreign Currency Transactions                                 2,119,069       8,088,573      14,400,691      1,501,829
------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $  2,116,685    $  8,103,690    $ 14,317,010   $  1,529,657
------------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

21        Annual Report December 31, 1999 Berger Funds                FINANCIAL
                                                                      STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                             Berger IPT-
                                                                             Berger IPT-                     Growth and
                                                                               100 Fund                      Income Fund
------------------------------------------------------------------------------------------------------------------------------------

Year Ended December 31,                                                  1999            1998            1999            1998
------------------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
Net investment income (loss)                                        $     (2,384)   $      7,213    $     15,117    $     58,137
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on securities and foreign
         currency transactions                                           564,793        (199,333)      1,708,647        (546,982)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain on futures contracts                                     1,536              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on securities
         and foreign currency transactions                             1,552,740         567,945       6,379,926       1,742,890
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                   2,116,685         375,825       8,103,690       1,254,045
------------------------------------------------------------------------------------------------------------------------------------
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                       (919)         (6,568)             --         (59,415)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                          (113)             --              --            (218)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                                 --          (1,714)             --              --
------------------------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Dividends and
         Distributions to Shareholders                                    (1,032)         (8,282)             --         (59,633)
------------------------------------------------------------------------------------------------------------------------------------

FROM FUND SHARE TRANSACTIONS
Proceeds from shares sold                                              2,709,706       3,139,142      14,222,645       7,293,615
------------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued in reinvestment of dividends
         and distributions                                                 1,032           8,282              --          59,633
------------------------------------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                          (1,870,836)     (1,038,750)     (6,538,408)       (964,756)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Derived from
         Fund Share Transactions                                         839,902       2,108,674       7,684,237       6,388,492
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets                                             2,955,555       2,476,217      15,787,927       7,582,904
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                    3,710,109       1,233,892       9,084,022       1,501,118
------------------------------------------------------------------------------------------------------------------------------------
End of period                                                       $  6,665,664    $  3,710,109    $ 24,871,949    $  9,084,022
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income/(Accumulated net
         investment loss)                                           $        (67)   $        919    $     14,491              --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN FUND SHARES
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                              192,103         260,915         711,283         496,555
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of dividends
         and distributions                                                    55             664              --           3,627
------------------------------------------------------------------------------------------------------------------------------------
Shares repurchased                                                      (133,093)        (84,839)       (317,174)        (66,025)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Shares                                                    59,065         176,740         394,109         434,157
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, beginning of period                                  287,825         111,085         546,246         112,089
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                                        346,890         287,825         940,355         546,246
------------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

FINANCIAL         Berger Funds December 31, 1999 Annual Report                22
STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS

                                                                             Berger IPT-                   Berger/BIAM IPT-
                                                                            Small Company                   International
                                                                             Growth Fund                         Fund
------------------------------------------------------------------------------------------------------------------------------------

Year Ended December 31,                                                  1999            1998            1999            1998
------------------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
Net investment income (loss)                                        $    (83,681)   $     (6,382)   $     27,828    $    110,394
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on securities and foreign currency
         transactions                                                  2,133,648      (1,141,963)        121,214        (229,058)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on securities
         and foreign currency transactions                            12,267,043       1,414,843       1,380,615         645,925
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                  14,317,010         266,498       1,529,657         527,261
------------------------------------------------------------------------------------------------------------------------------------

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                         --              --         (34,474)        (66,063)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                            --          (3,942)             --              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                                 --              --              --          (8,494)
------------------------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Dividends and Distributions
         to Shareholders                                                      --          (3,942)        (34,474)        (74,557)
------------------------------------------------------------------------------------------------------------------------------------

FROM FUND SHARE TRANSACTIONS
Proceeds from shares sold                                             39,787,939      17,333,156       1,641,409       2,511,975
------------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued in reinvestment of dividends
         and distributions                                                    --           3,921          34,474          69,387
------------------------------------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                         (22,628,443)    (10,460,889)     (2,478,881)       (309,821)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived from
         Fund Share Transactions                                      17,159,496       6,876,188        (802,998)      2,271,541
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets                                            31,476,506       7,138,744         692,185       2,724,245
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                    9,858,303       2,719,559       5,430,076       2,705,831
------------------------------------------------------------------------------------------------------------------------------------
End of period                                                       $ 41,334,809    $  9,858,303    $  6,122,261    $  5,430,076
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income/(Accumulated net
         investment loss)                                                     --              --    $     16,221    $     43,128
------------------------------------------------------------------------------------------------------------------------------------

TRANSACTIONS IN FUND SHARES
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                            2,575,054       1,480,619         136,622         231,445
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of dividends
         and distributions                                                    --             331           2,400           6,229
------------------------------------------------------------------------------------------------------------------------------------
Shares repurchased                                                    (1,619,624)       (903,929)       (205,121)        (29,584)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares                                        955,430         577,021         (66,099)        208,090
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, beginning of period                                  802,493         225,472         484,471         276,381
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                                      1,757,923         802,493         418,372         484,471
------------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

23        Annual Report December 31, 1999 Berger Funds                FINANCIAL
                                                                      HIGHLIGHTS

BERGER IPT - 100 FUND
For a Share Outstanding Throughout the Period

                                                                                   Years Ended December 31,
                                                                                   ------------------------
                                                                     1999             1998           1997              1996(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $    12.89       $    11.11     $    10.39        $    10.00
------------------------------------------------------------------------------------------------------------------------------------
From investment operations
         Net investment income (loss)                                    --             0.02           0.01              0.03
------------------------------------------------------------------------------------------------------------------------------------
         Net realized and unrealized gains (losses) from
           investments and foreign currency transactions               6.33             1.79           1.39              0.36
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       6.33             1.81           1.40              0.39
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
         Dividends (from net investment income)                       (0.00)(6)        (0.02)         (0.04)               --
------------------------------------------------------------------------------------------------------------------------------------
         Distributions (from capital gains)                              --               --          (0.64)               --
------------------------------------------------------------------------------------------------------------------------------------
         Distributions (in excess of capital gains)                      --            (0.01)            --                --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                        --            (0.03)         (0.68)               --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $    19.22       $    12.89     $    11.11        $    10.39
------------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                       49.13%           16.29%         13.76%             3.90%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
         Net assets, end of period                               $6,665,664       $3,710,109     $1,233,892        $  331,296
------------------------------------------------------------------------------------------------------------------------------------
         Net expense ratio to average net assets(3)                    1.00%            1.00%          1.00%(5)          1.00%(4)(5)
------------------------------------------------------------------------------------------------------------------------------------
         Ratio of net income (loss) to average net assets             (0.05)%           0.29%          0.51%             0.50%(4)
------------------------------------------------------------------------------------------------------------------------------------
         Gross expense ratio to average net assets                     2.19%            2.88%          9.18%             7.69%(4)
------------------------------------------------------------------------------------------------------------------------------------
         Portfolio turnover rate(2)                                     231%             258%           246%               56%
------------------------------------------------------------------------------------------------------------------------------------

1. For the period from May 1, 1996 (commencement of investment operations) to December 31, 1996.
2. Not annualized.
3. Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.
4. Annualized.
5. Restated to conform with new presentation standards.
6. Dividends from net investment income and distributions in excess of net investment income amounted to less than $0.01 per share.

BERGER IPT - GROWTH AND INCOME FUND
For a Share Outstanding Throughout the Period

                                                                                  Years Ended December 31,
                                                                                  ------------------------
                                                                     1999          1998              1997              1996(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $     16.63    $     13.39       $     11.14        $    10.00
------------------------------------------------------------------------------------------------------------------------------------
From investment operations
         Net investment income (loss)                                 0.02           0.10              0.01              0.10
------------------------------------------------------------------------------------------------------------------------------------
         Net realized and unrealized gains (losses) from
           investments and foreign currency transactions              9.80           3.25              2.75              1.04
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      9.82           3.35              2.76              1.14
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
         Dividends (from net investment income)                         --          (0.11)(6)         (0.10)               --
------------------------------------------------------------------------------------------------------------------------------------
         Distributions (from capital gains)                             --             --             (0.39)               --
------------------------------------------------------------------------------------------------------------------------------------
         Distributions (in excess of capital gains)                     --             --             (0.02)               --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                       --          (0.11)            (0.51)               --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $     26.45    $     16.63       $     13.39        $    11.14
------------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                      59.05%         25.03%            24.99%            11.40%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
         Net assets, end of period                             $24,871,949    $ 9,084,022       $ 1,501,118        $  344,373
------------------------------------------------------------------------------------------------------------------------------------
         Net expense ratio to average net assets(3)                   1.00%          1.00%             1.00%(5)          1.00%(4)(5)
------------------------------------------------------------------------------------------------------------------------------------
         Ratio of net income (loss) to average net assets             0.10%          1.10%             1.39%             1.80%(4)
------------------------------------------------------------------------------------------------------------------------------------
         Gross expense ratio to average net assets                    1.19%          1.99%             9.62%             7.70%(4)
------------------------------------------------------------------------------------------------------------------------------------
         Portfolio turnover rate(2)                                    149%           426%              215%               60%
------------------------------------------------------------------------------------------------------------------------------------

1. For the period from May 1, 1996 (commencement of investment operations) to December 31, 1996.
2. Not annualized.
3. Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.
4. Annualized.
5. Restated to conform with new presentation standards.
6. Distributions in excess of net investment income for the year ended December 31, 1998, amounted to less than $0.01 per share.

                       See notes to financial statements.

FINANCIAL         Berger Funds December 31, 1999 Annual Report                24
HIGHLIGHTS


BERGER IPT - SMALL COMPANY GROWTH FUND
For a Share Outstanding Throughout the Period

                                                                                    Years Ended December 31,
                                                                                    ------------------------
                                                                      1999            1998            1997              1996(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $     12.28     $     12.06     $      9.95       $     10.00
------------------------------------------------------------------------------------------------------------------------------------
From investment operations
         Net investment income (loss)                                   --              --            0.00(6)           0.01
------------------------------------------------------------------------------------------------------------------------------------
         Net realized and unrealized gains (losses) from
           investments and foreign currency transactions             11.23            0.23            2.11             (0.06)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     11.23            0.23            2.11             (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
         Dividends (in excess of net investment income)                 --           (0.01)             --                --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                       --           (0.01)             --                --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $     23.51     $     12.28     $     12.06       $      9.95
------------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                      91.45%           1.87%          21.21%            (0.50)%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
         Net assets, end of period                             $41,334,809     $ 9,858,303     $ 2,719,559       $   291,362
------------------------------------------------------------------------------------------------------------------------------------
         Net expense ratio to average net assets(3)                   1.15%           1.15%           1.15%(5)          1.15%(4)(5)
------------------------------------------------------------------------------------------------------------------------------------
         Ratio of net income (loss) to average net assets            (0.56)%         (0.11)%          0.05%             0.14%(4)
------------------------------------------------------------------------------------------------------------------------------------
         Gross expense ratio to average net assets                    1.53%           2.19%           5.81%             8.57%(4)
------------------------------------------------------------------------------------------------------------------------------------
         Portfolio turnover rate(2)                                    179%            147%            194%               80%
------------------------------------------------------------------------------------------------------------------------------------

1. For the period from May 1, 1996 (commencement of investment operations) to December 31, 1996.
2. Not annualized.
3. Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.
4. Annualized.
5. Restated to conform with new presentation standards.
6. Amount represents less than $0.01 per share.

BERGER/BIAM IPT - INTERNATIONAL FUND
For a Share Outstanding Throughout the Period

                                                                                    Years Ended December 31,
                                                                                    ------------------------
                                                                            1999             1998             1997(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $      11.21     $       9.79     $      10.00
------------------------------------------------------------------------------------------------------------------------------------
From investment operations
         Net investment income (loss)                                       0.03             0.08             0.05
------------------------------------------------------------------------------------------------------------------------------------
         Net realized and unrealized gains (losses) from
            investments and foreign currency transactions                   3.47             1.50            (0.26)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            3.50             1.58            (0.21)
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
         Dividends (from net investment income)                            (0.08)           (0.14)              --
------------------------------------------------------------------------------------------------------------------------------------
         Distributions (in excess of capital gains)                           --            (0.02)              --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                          (0.08)           (0.16)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $      14.63     $      11.21     $       9.79
------------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                            31.24%           16.13%           (2.10)%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
         Net assets, end of period                                  $  6,122,261     $  5,430,076     $  2,705,831
------------------------------------------------------------------------------------------------------------------------------------
         Net expense ratio to average net assets(3)                         1.20%            1.20%            1.20%(4)(5)
------------------------------------------------------------------------------------------------------------------------------------
         Ratio of net income (loss) to average net assets                   0.51%            2.85%            0.86%(4)
------------------------------------------------------------------------------------------------------------------------------------
         Gross expense ratio to average net assets                          2.46%            2.85%            3.83%(4)
------------------------------------------------------------------------------------------------------------------------------------
         Portfolio turnover rate(2)                                           26%              20%              14%
------------------------------------------------------------------------------------------------------------------------------------

1. For the period from May 1, 1997 (commencement of investment operations) to December 31, 1997.
2. Not annualized.
3. Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.
4. Annualized.
5. Restated to conform with new presentation standards.

See notes to financial statements.

25        Annual Report December 31, 1999 Berger Funds                  NOTES TO
                                                                       FINANCIAL
                                                                      STATEMENTS

[1] ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Berger Institutional Products Trust (the "Trust"), a Delaware business trust, was established on October 17, 1995 as a diversified open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising Berger IPT-100 Fund ("IPT-100"), Berger IPT-Growth and Income Fund ("IPT-G&I"), Berger IPT-Small Company Growth Fund ("IPT-SCG") and Berger/BIAM IPT-International Fund (IPT-International"), (individually the "Fund" and collectively the "Funds") are the only portfolios established under the Trust, although others may be added in the future. The Funds commenced investment operations on May 1, 1996, except for IPT-International which commenced investment operations on May 1, 1997.

The Trust is registered under the Investment Company Act of 1940 and its shares are registered under the Securities Act of 1933 (the "Acts"). Shares of each Fund are fully paid and non-assessable when issued. All Shares issued by a particular Fund participate equally in dividends and other distributions by that Fund. The Trust's shares are not offered directly to the public, but are sold exclusively to insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies and to qualified plans. All costs incurred in organizing the Trust were paid by Berger LLC ("Berger"), formerly Berger Associates, Inc., the investment advisor to IPT-100, IPT-G&I and IPT-SCG, and by BBOI Worldwide LLC ("BBOI"), the investment advisor to IPT-International.

At December 31, 1999, Berger indirectly owned 48% of the outstanding shares of IPT-International. Berger did not own, directly or indirectly, any of the outstanding shares of IPT-100, IPT-G&I or IPT-SCG at December 31, 1999.

Effective September 30, 1999, Berger Associates, Inc. transferred its operating assets and business to Berger. Accordingly, Berger now serves as investment advisor to certain of the Funds. The transfer did not result in any change to the investment objectives or principal investment strategies of the Funds, or result in any change to the day-to-day management of the Fund's investments.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION

Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and ask prices. Prices for foreign securities are converted to U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities traded in the over-the-counter market are valued at the mean between their current bid and ask prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Prices of foreign securities are converted to U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities for which quotations are not readily available are valued at fair values as determined in good faith pursuant to consistently applied procedures established by the trustees of the Funds.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares in the Funds are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees.

CALCULATION OF NET ASSET VALUE

Each Fund's per share calculation of net asset value is determined by dividing the total value of it assets, less liabilities, by the total number of shares outstanding.

FEDERAL INCOME TAX STATUS

It is the Funds' policy to comply with the requirements of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no income tax provision is required.

FOREIGN CURRENCY TRANSLATION

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

NOTES TO          Berger Funds December 31, 1999 Annual Report                26
FINANCIAL
STATEMENTS


[1] ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the date investments are purchased or sold. Dividend income is recorded on the ex-dividend date with the exception that certain dividends from foreign securities are recorded as soon as a Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities.

COMMON EXPENSES

Certain expenses, which are not directly allocable to a specific Fund of the Trust, are allocated to the Funds on the basis of relative net assets.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

[2] AGREEMENTS

Berger serves as the investment advisor to IPT-100, IPT-G&I and IPT-SCG and BBOI serves as the investment advisor to IPT-International. Berger and Bank of Ireland Asset Management (U.S.) Limited ("BIAM") each own 50% of BBOI. BBOI has delegated the day-to-day portfolio management of IPT-International to BIAM. As compensation for their services to the Funds, Berger and BBOI receive an investment advisory fee, which is accrued daily at the applicable rate and paid monthly. From January 1, 1999 to September 30, 1999, the investment advisory fee charged to IPT-100, IPT-G&I, IPT-SCG and IPT-International was .75%, .75%, .90% and .90% per annum of each Fund's average daily net assets, respectively. Effective October 1, 1999, the investment advisory fee charged to IPT-100, IPT-G&I and IPT-SCG was reduced according to the following schedule:

                                                Average Daily
Fund                                             Net Assets          Annual Rate
--------------------------------------------------------------------------------
IPT-100, IPT-G&I                             First $500 million             .75%
                                             Next $500 million              .70%
                                             Over $1 billion                .65%
--------------------------------------------------------------------------------
IPT-SCG                                      First $500 million             .85%
                                             Next $500 million              .80%
                                             Over $1 billion                .75%
--------------------------------------------------------------------------------

The investment advisory fee charged to IPT-International remained at .90% of the Fund's average daily net assets. As sub-advisor to IPT-International, BIAM receives a sub-advisory fee from BBOI at an annual rate of .40% of the average daily net assets of the Fund. Such sub-advisory fees have been voluntarily waived by BIAM for the period from May 1, 1997 to October 15, 2000. Berger and BBOI have agreed to waive their advisory fees and reimburse expenses to the Funds to the extent that normal operating expenses in any fiscal year (including the advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.00% of the average daily net assets of both IPT-100 and IPT-G&I, 1.15% of the average daily net assets of IPT-SCG and 1.20% of the average daily net assets of IPT-International.

IPT-100, IPT-G&I and IPT-SCG have entered into administrative services agreements with Berger and IPT-International has entered into an administrative services agreement with BBOI. From January 1, 1999 to September 30, 1999, the administrative services agreements provided for an annual fee of .01% of the average daily net assets of each Fund accrued daily and paid monthly. Effective October 1, 1999, Berger and BBOI eliminated the fee charged to the Funds for such services. BBOI has delegated the day-to-day administrative duties to Berger. Berger receives a sub-administration fee from BBOI at an annual rate of
 .20% of the average daily net assets of IPT-International. Berger has voluntarily waived such sub-administrative fee for the period May 1, 1997 to December 31, 1999.

The Trust, on behalf of the Funds, has entered into a recordkeeping and pricing agreement with Investors Fiduciary Trust Company ("IFTC") who also serves as each Fund's custodian and transfer agent. The recordkeeping and pricing agreement provides for the monthly payment of a base fee per Fund plus a fee computed as a percentage of average daily net assets on a total relationship basis. IFTC's fees for custody, recordkeeping, pricing, and transfer agency services are subject to reduction by credits earned by the Fund, based on the cash balances of the Fund held by IFTC as custodian or by credits received from directed brokerage transactions.

27        Berger Funds December 31, 1999 Annual Report                  NOTES TO
                                                                       FINANCIAL
                                                                      STATEMENTS

[2] AGREEMENTS - CONTINUED

DST Systems, Inc. ("DST"), an affiliate of Berger through a degree of common ownership, provides shareholder accounting services to the Funds. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. The Funds receive an amount equal to the brokerage commissions paid to DST Securities, Inc. as credits against transfer agent fees and expenses. For the year ended December 31, 1999, IPT-100 and IPT-G&I received brokerage credits totaling $642 and $590, respectively. IPT-SCG and IPT-International had no brokerage credits for the year ended December 31, 1999.

Certain officers and/or directors of Berger and BBOI are also officers and/or trustees of the Trust. Trustees who are not affiliated with Berger or BBOI received trustees' fees totaling $330, $950, $880 and $402 from IPT-100, IPT-G&I, IPT-SCG, and IPT-International, respectively, for the year ended December 31, 1999.

The Trust adopted a trustee fee deferral plan (the "Plan") which allows the trustees to defer the receipt of all or a portion of the trustee fees payable. The deferred fees remain in the Funds and are invested in various funds advised by Berger until distribution in accordance with the Plan.

[3] INVESTMENT TRANSACTIONS

PURCHASES AND SALES

Purchases and sales proceeds of investment securities (excluding short-term securities) for the year ended December 31, 1999, were as follows:

Fund                                                     Purchases         Sales
--------------------------------------------------------------------------------
IPT-100                                                $11,257,696   $10,044,926
--------------------------------------------------------------------------------
IPT-G&I                                                 28,328,840    20,731,996
--------------------------------------------------------------------------------
IPT-SCG                                                 41,327,202    25,528,935
--------------------------------------------------------------------------------
IPT-International                                        1,399,960     1,970,076
--------------------------------------------------------------------------------

There were no purchases or sales of long-term U.S. government securities during the period.

UNREALIZED APPRECIATION, UNREALIZED DEPRECIATION AND FEDERAL TAX COST OF SECURITIES

At December 31, 1999, the federal tax cost of securities and composition of net unrealized appreciation (depreciation) for securities were as follows:

                                            Gross          Gross             Net
                           Federal     Unrealized     Unrealized   Appreciation/
Fund                      Tax Cost   Appreciation   Depreciation  (Depreciation)
--------------------------------------------------------------------------------
IPT-100               $  4,643,708   $  2,244,114   $   (147,698)   $  2,096,416
--------------------------------------------------------------------------------
IPT-G&I                 17,154,701      8,259,854       (307,372)      7,952,482
--------------------------------------------------------------------------------
IPT-SCG                 28,174,042     14,086,466       (711,325)     13,375,141
--------------------------------------------------------------------------------
IPT-Int'l                4,181,447      2,127,650       (181,258)      1,946,392
--------------------------------------------------------------------------------


FORWARD CONTRACTS AND OPTIONS

Each Fund may hold certain types of forward foreign currency contracts and/or options (except for IPT-International, which may only hold forward foreign currency exchange contracts) for the purpose of hedging each portfolio against exposure to market fluctuations. The use of such instruments may involve certain risks as a result of unanticipated movements in the market. A lack of correlation between the value of such instruments and the assets being hedged, or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for the instrument. Realized gains or losses on these securities are included in Net Realized Gain (Loss) on Investments and Foreign Currency Transactions in the Statement of Operations.

REPURCHASE AGREEMENTS

Repurchase agreements held by a Fund are fully collateralized by U.S. government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

CONCENTRATION OF RISK

The Funds may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject the Funds to additional risk resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions in the Statement of Operations includes fluctuations from currency exchange rates and fluctuations in market value.

FEDERAL INCOME TAXES

Dividends received by shareholders of the Funds which are derived from foreign source income and foreign taxes paid by the Funds are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Funds.

NOTES TO          Berger Funds December 31, 1999 Annual Report                28
FINANCIAL
STATEMENTS


[3] INVESTMENT TRANSACTIONS - CONTINUED

For the fiscal year ended December 31, 1999, 90% of the ordinary income distributions declared by IPT-100 qualified for the dividends received deduction available to corporate shareholders. IPT-G&I, IPT-SCG and IPT-International distributions from ordinary income did not qualify for the dividends received deduction to corporate shareholders for the fiscal year ended December 31, 1999.

At December 31, 1999, IPT-International had $47,590 in net capital loss carryovers which expire in the year 2006. The capital loss carryovers may be used to offset future realized capital gains for federal income tax purposes.

Net capital loss carryovers used to offset realized capital gains in 1999 amounted to $156,868, $418,961, $987,704, and $124,472 for IPT-100, IPT-G&I,
IPT-SCG and IPT-International, respectively. IPT-100, IPT-G&I, and IPT-International incurred and elected to defer post-October 31 currency losses amounting to $67, $626, and $12,564, respectively, to the year ended December 31, 2000.

During the year ended December 31, 1999, IPT-International Fund paid $14,764 of foreign taxes on $100,888 of foreign source income. IPT-International will make the foreign tax credit election to pass through these taxes to the shareholder.

The Funds distribute net realized capital gains, if any, to their shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses, foreign currency and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in-capital. During the periods ended December 31, 1999, the following reclassifications were made:

                                                   Undistributed   Undistributed
                                        Paid-in   Net Investment    Net Realized
Fund                                    Capital           Income           Gains
--------------------------------------------------------------------------------
IPT-100                                       --   $      2,430    $     (2,430)
--------------------------------------------------------------------------------
IPT-G&I                                       --           (626)            626
--------------------------------------------------------------------------------
IPT-SCG                                       --         83,681         (83,681)
--------------------------------------------------------------------------------
IPT-International                             --        (20,261)         20,261
--------------------------------------------------------------------------------

[4] SUBSEQUENT EVENTS

On January 19, 2000, Berger and BIAM entered into an agreement to dissolve BBOI. The dissolution of BBOI will have no effect on the investment advisory services to IPT-International or on the fees borne by the Fund for advisory services. Contingent upon shareholder approval, when BBOI is dissolved, Berger will become the Fund's advisor and BIAM will continue to be responsible for the day-to-day management of the Fund's portfolio as sub-advisor. If approved by shareholders, these advisory changes are expected to take place in the first half of the year.

Effective January 31, 2000, IPT-100 formally changed its name to Berger IPT-Growth Fund. The name change did not alter the investment objective or principal investment strategies of the Fund, or result in any change to the day-to-day management of the Fund's investments.

29     Berger Funds December 31, 1999 Annual Report                  REPORT OF
                                                                     INDEPENDENT
                                                                     ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
BERGER INSTITUTIONAL PRODUCTS TRUST

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Berger IPT - 100 Fund, Berger IPT - Growth and Income Fund, Berger IPT - Small Company Growth Fund and Berger/BIAM IPT - International Fund (constituting Berger Institutional Products Trust, hereafter referred to as the "Trust") at December 31, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2000

                                                             [BERGER FUNDS LOGO]



                                                                   IPT-ANN 12/99